UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-08228

Timothy Plan
(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL            32751
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 846-7526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Timothy Plan US Large/Mid Cap Core ETF

Ticker: TPLC     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2025

The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Large/Mid Cap Core ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Net Assets	$305,431,202
Number of Portfolio Holdings	281
Portfolio Turnover Rate	18%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	4.7%
Materials	6.9%
Energy	7.0%
Consumer Discretionary	7.1%
Utilities	8.9%
Health Care	10.9%
Financials	14.0%
Information Technology	15.7%
Industrials	23.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Linde PLC	0.7%
Evergy, Inc.	0.6%
Intercontinental Exchange, Inc.	0.6%
Atmos Energy Corp.	0.6%
Seagate Technology Holdings PLC	0.6%
CME Group, Inc.	0.6%
NiSource, Inc.	0.6%
DTE Energy Co.	0.6%
Nasdaq, Inc.	0.5%
CMS Energy Corp.	0.5%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPLC — SAR (6/25)

Timothy Plan High Dividend Stock ETF

Ticker: TPHD     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2025

The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan High Dividend Stock ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Net Assets	$300,827,093
Number of Portfolio Holdings	101
Portfolio Turnover Rate	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	1.2%
Consumer Discretionary	5.0%
Consumer Staples	6.7%
Information Technology	9.0%
Materials	11.3%
Financials	13.8%
Energy	14.1%
Industrials	17.1%
Utilities	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	1.6%
Atmos Energy Corp.	1.5%
Seagate Technology Holdings PLC	1.5%
CME Group, Inc.	1.4%
NiSource, Inc.	1.4%
DTE Energy Co.	1.4%
CMS Energy Corp.	1.4%
Illinois Tool Works, Inc.	1.3%
WEC Energy Group, Inc.	1.3%
Alliant Energy Corp.	1.3%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPHD — SAR (6/25)

Timothy Plan US Small Cap Core ETF

Ticker: TPSC     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2025

The semi-annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Small Cap Core ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Net Assets	$207,270,319
Number of Portfolio Holdings	448
Portfolio Turnover Rate	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.8%
Communication Services	2.0%
Energy	4.7%
Consumer Staples	5.1%
Materials	5.5%
Health Care	6.0%
Utilities	6.4%
Information Technology	10.1%
Consumer Discretionary	12.3%
Industrials	21.1%
FinancialsFootnote Reference**	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Madison Square Garden Sports Corp.	0.4%
Federated Hermes, Inc.	0.4%
IDACORP, Inc.	0.4%
Sensient Technologies Corp.	0.4%
Portland General Electric Co.	0.4%
TXNM Energy, Inc.	0.4%
TTM Technologies, Inc.	0.4%
Black Hills Corp.	0.4%
NMI Holdings, Inc.	0.4%
Silgan Holdings, Inc.	0.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPSC — SAR (6/25)

Timothy Plan International ETF

Ticker: TPIF     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2025

The semi-annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan International ETF	$34	0.62%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Net Assets	$148,174,594
Number of Portfolio Holdings	355
Portfolio Turnover Rate	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
0.4%
Real Estate	2.2%
Communication Services	2.8%
Consumer Staples	4.2%
Energy	6.4%
Consumer Discretionary	6.5%
Health Care	6.6%
Information Technology	6.8%
Utilities	8.3%
Materials	8.5%
Industrials	20.8%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Swisscom AG, Registered Shares	0.5%
Swiss Life Holding AG, Registered	0.5%
The Bank of Nova Scotia	0.5%
Engie SA	0.5%
CLP Holdings Ltd.	0.5%
National Bank of Canada	0.5%
Hydro One Ltd.	0.5%
Terna - Rete Elettrica Nazionale	0.5%
Fortis, Inc.	0.5%
NN Group NV	0.5%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPIF — SAR (6/25)

Timothy Plan High Dividend Stock Enhanced ETF

Ticker: TPHE     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2025

The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock Enhanced ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan High Dividend Stock Enhanced ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Net Assets	$25,161,010
Number of Portfolio Holdings	101
Portfolio Turnover Rate	64%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	1.2%
Consumer Discretionary	5.1%
Consumer Staples	6.7%
Information Technology	8.9%
Materials	11.2%
Financials	13.7%
Energy	14.1%
Industrials	17.1%
Utilities	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	1.6%
Atmos Energy Corp.	1.5%
Seagate Technology Holdings PLC	1.5%
CME Group, Inc.	1.4%
NiSource, Inc.	1.4%
DTE Energy Co.	1.4%
CMS Energy Corp.	1.4%
Illinois Tool Works, Inc.	1.3%
WEC Energy Group, Inc.	1.3%
Alliant Energy Corp.	1.3%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPHE — SAR (6/25)

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Ticker: TPLE     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2025

The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core Enhanced ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Net Assets	$17,400,368
Number of Portfolio Holdings	281
Portfolio Turnover Rate	9%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	4.7%
Materials	6.9%
Consumer Discretionary	7.0%
Energy	7.0%
Utilities	8.9%
Health Care	11.0%
Financials	13.9%
Information Technology	15.7%
Industrials	23.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Linde PLC	0.7%
Evergy, Inc.	0.6%
Intercontinental Exchange, Inc.	0.6%
Atmos Energy Corp.	0.6%
Seagate Technology Holdings PLC	0.6%
CME Group, Inc.	0.6%
NiSource, Inc.	0.6%
DTE Energy Co.	0.5%
Nasdaq, Inc.	0.5%
CMS Energy Corp.	0.5%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPLE — SAR (6/25)

Timothy Plan Market Neutral ETF

Ticker: TPMN     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2025

The semi-annual shareholder report contains important information about Timothy Plan Market Neutral ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan Market Neutral ETF	$33	0.65%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Net Assets	$30,695,509
Number of Portfolio Holdings	299
Portfolio Turnover Rate	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	1.1%
Communication Services	3.1%
Consumer Staples	5.9%
Consumer Discretionary	7.7%
Materials	8.2%
Industrials	8.2%
Energy	15.5%
Utilities	19.3%
Financials	21.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

ACS Actividades de Construccion y Servicios SA	0.9%
Intesa Sanpaolo SpA	0.8%
Enel SpA	0.8%
Telenor ASA	0.8%
Tele2 AB, Class B Shares	0.8%
TXNM Energy, Inc.	0.7%
Bouygues SA	0.7%
Emera, Inc.	0.7%
Keyera Corp.	0.7%
Power Corp. of Canada	0.7%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPMN — SAR (6/25)

(b)  Not applicable.

Item 2. Code of Ethics.

                Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable __ only for annual reports.

Item 6.   Investments.

(a)  The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

SEMI-ANNUAL Full Financials
June 30, 2025
Listed and traded on: The New York Stock Exchange
Ticker
Symbol
TIMOTHY PLAN US SMALL CAP CORE ETF
TPSC
TIMOTHY PLAN US LARGE/MID CAP CORE ETF
TPLC
TIMOTHY PLAN HIGH DIVIDEND STOCK ETF
TPHD
TIMOTHY PLAN INTERNATIONAL ETF
TPIF
TIMOTHY PLAN US LARGE/MID CAP CORE ENHANCED ETF
TPLE
TIMOTHY PLAN HIGH DIVIDEND STOCK ENHANCED ETF
TPHE
TIMOTHY PLAN MARKET NEUTRAL ETF
TPMN

Table of Contents
• NOT FDIC INSURED •NO BANK GUARANTEE • MAY LOSE VALUE
• INVESTMENTS INVOLVE RISK • PRINCIPAL LOSS IS POSSIBLE
Schedule of Portfolio Investments 3
Statements of Assets and Liabilities 33
Statements of Operations 37
Statements of Changes in Net Assets 41
Financial Highlights 45
Notes to Financial Statements 52
Approval of Investment Advisory and Sub-Advisory Agreement 63

Schedule of Portfolio Investments
June 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Banks ( 13 .6% ):
Ameris Bancorp 8,684 561,855
Associated Banc-Corp. 20,846 508,434
Atlantic Union Bankshares Corp. 17,714 554,094
Axos Financial, Inc.(a) 5,920 450,157
Banc of California, Inc. 31,002 435,578
BancFirst Corp. 4,116 508,820
Bank of Hawaii Corp. 7,576 511,607
Bank OZK 10,790 507,777
BankUnited, Inc. 13,249 471,532
Banner Corp. 7,465 478,880
Cadence Bank 15,410 492,812
Cathay General Bancorp 12,233 556,969
City Holding Co. 4,733 579,414
Columbia Banking System, Inc. 18,987 443,916
Community Financial System, Inc. 8,137 462,751
CVB Financial Corp. 24,251 479,927
Enterprise Financial Services Corp. 8,768 483,117
FB Financial Corp. 10,084 456,805
First Bancorp 11,175 492,706
First Bancorp Puerto Rico 24,247 505,065
First Financial Bancorp 19,448 471,809
First Financial Bankshares, Inc. 13,959 502,245
First Hawaiian, Inc. 23,014 574,429
First Interstate BancSystem, Inc.,
Class A 17,142 494,032
First Merchants Corp. 12,234 468,562
FNB Corp. 36,511 532,330
Fulton Financial Corp. 26,761 482,768
Glacier Bancorp, Inc. 11,113 478,748
Hancock Whitney Corp. 8,945 513,443
Hilltop Holdings, Inc. 17,582 533,614
Home Bancshares, Inc. 20,090 571,761
Independent Bank Corp. 7,520 472,895
International Bancshares Corp. 7,633 508,053
NBT Bancorp, Inc. 11,532 479,155
Nicolet Bankshares, Inc. 4,217 520,715
OFG Bancorp 13,064 559,139
Old National Bancorp 22,709 484,610
Pacific Premier Bancorp, Inc. 20,358 429,350
Park National Corp. 2,598 434,542
Pathward Financial, Inc. 6,811 538,886
Provident Financial Services, Inc. 28,276 495,678
Renasant Corp. 16,149 580,234
Seacoast Banking Corp. of Florida 19,938 550,688
ServisFirst Bancshares, Inc. 5,702 441,962
Simmons First National Corp., Class A 28,442 539,260
Stock Yards Bancorp, Inc. 6,657 525,770
Texas Capital Bancshares, Inc.(a) 6,780 538,332
The Bancorp, Inc.(a) 7,201 410,241
Towne Bank 16,609 567,696
UMB Financial Corp. 5,092 535,475
United Bankshares, Inc. 15,040 547,907
SECURITY DESCRIPTION SHARES VALUE ($)
Banks (13.6%): (continued)
United Community Banks, Inc. 18,216 542,655
Valley National Bancorp 49,817 444,866
WaFd, Inc. 18,148 531,373
WesBanco, Inc. 16,460 520,630
WSFS Financial Corp. 8,793 483,615
28,249,684
Capital Markets ( 3 .0% ):
Affiliated Managers Group, Inc. 3,314 652,096
Artisan Partners Asset Management,
Inc., Class A 13,568 601,469
BGC Group, Inc., Class A 49,113 502,426
Cohen & Steers, Inc. 6,774 510,421
Federated Hermes, Inc. 18,998 841,991
Hamilton Lane, Inc., Class A 3,061 435,029
Lazard, Inc. 9,743 467,469
Moelis & Co., Class A 7,186 447,832
Piper Sandler Cos. 1,680 466,939
PJT Partners, Inc., Class A 3,067 506,086
StoneX Group, Inc.(a) 5,908 538,455
Virtu Financial, Inc., Class A 10,316 462,054
6,432,267
Communication Services ( 2 .0% ):
Cargurus, Inc.(a) 12,048 403,247
Integral Ad Science Holding Corp.(a) 50,938 423,295
Iridium Communications, Inc. 13,415 404,730
John Wiley & Sons, Inc., Class A 10,205 455,449
Madison Square Garden
Entertainment Corp.(a) 15,134 604,906
Madison Square Garden Sports
Corp.(a) 4,064 849,173
Magnite, Inc.(a) 27,097 653,580
ZoomInfo Technologies, Inc.(a) 30,585 309,520
4,103,900
Consumer Discretionary ( 12 .3% ):
Academy Sports & Outdoors, Inc. 10,285 460,871
Acushnet Holdings Corp. 7,285 530,494
Adtalem Global Education, Inc.(a) 3,818 485,764
Asbury Automotive Group, Inc.(a) 1,647 392,875
Atmus Filtration Technologies, Inc. 13,798 502,523
Boot Barn Holdings, Inc.(a) 2,787 423,624
Brinker International, Inc.(a) 1,922 346,594
Brunswick Corp. 9,476 523,454
Cavco Industries, Inc.(a) 875 380,126
Century Communities, Inc. 6,647 374,359
Champion Homes, Inc.(a) 4,457 279,053
Chewy, Inc., Class A(a) 9,062 386,222
Columbia Sportswear Co. 7,992 488,151
Dillard's, Inc., Class A 1,068 446,242
Dorman Products, Inc.(a) 4,249 521,225
Dream Finders Homes, Inc.,
Class A(a) 12,173 305,908
Dutch Bros, Inc., Class A(a) 3,615 247,158
Five Below, Inc.(a) 4,086 536,002

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (12.3%): (continued)
Foot Locker, Inc.(a) 25,219 617,866
Frontdoor, Inc.(a) 8,563 504,703
Garrett Motion, Inc. 47,252 496,619
Graham Holdings Co., Class B 498 471,193
Grand Canyon Education, Inc.(a) 2,960 559,440
Green Brick Partners, Inc.(a) 6,925 435,444
Group 1 Automotive, Inc. 1,037 452,868
Harley-Davidson, Inc. 18,494 436,458
Hilton Grand Vacations, Inc.(a) 11,371 472,238
Kontoor Brands, Inc. 6,537 431,246
Laureate Education, Inc.(a) 24,217 566,193
La-Z-Boy, Inc., Class Z 12,443 462,506
LCI Industries 5,079 463,154
LGI Homes, Inc.(a) 5,954 306,750
Life Time Group Holdings, Inc.(a) 12,561 380,975
M/I Homes, Inc.(a) 3,649 409,126
Mister Car Wash, Inc.(a) 52,958 318,278
Modine Manufacturing Co.(a) 2,446 240,931
Ollie's Bargain Outlet Holdings,
Inc.(a) 2,977 392,309
OneSpaWorld Holdings Ltd. 24,858 506,855
Patrick Industries, Inc. 5,257 485,063
Perdoceo Education Corp. 16,773 548,309
Phinia, Inc. 9,986 444,277
Polaris, Inc. 9,603 390,362
RH(a) 1,399 264,425
Sonic Automotive, Inc., Class A 6,488 518,586
Steven Madden Ltd. 20,690 496,146
Strategic Education, Inc. 5,061 430,843
Stride, Inc.(a) 1,895 275,135
The Buckle, Inc. 12,980 588,643
The Cheesecake Factory, Inc. 8,234 515,942
The Goodyear Tire & Rubber Co.(a) 26,965 279,627
The Wendy's Co. 39,704 453,420
Thor Industries, Inc. 5,320 472,469
Tri Pointe Homes, Inc.(a) 14,946 477,525
United Parks & Resorts, Inc.(a) 9,626 453,866
Valvoline, Inc.(a) 14,025 531,127
Visteon Corp.(a) 6,416 598,613
Worthington Enterprises, Inc. 6,680 425,115
YETI Holdings, Inc.(a) 12,263 386,530
25,591,820
Consumer Finance ( 0 .9% ):
FirstCash Holdings, Inc. 5,038 680,835
OneMain Holdings, Inc. 9,064 516,648
SLM Corp. 16,679 546,904
1,744,387
Consumer Staples ( 5 .1% ):
Cal-Maine Foods, Inc. 3,770 375,605
Central Garden & Pet Co., Class A(a) 14,578 456,146
Darling Ingredients, Inc.(a) 11,382 431,833
Energizer Holdings, Inc. 21,423 431,888
Flowers Foods, Inc. 37,673 602,014
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (5.1%): (continued)
Freshpet, Inc.(a) 3,919 266,335
Interparfums, Inc. 4,100 538,371
J & J Snack Foods Corp. 4,177 473,714
National Beverage Corp. 13,604 588,237
PriceSmart, Inc. 5,566 584,653
Reynolds Consumer Products, Inc. 25,597 548,288
Seaboard Corp. 198 566,518
Spectrum Brands Holdings, Inc. 8,654 458,662
The Chefs' Warehouse, Inc.(a) 8,192 522,731
The Marzetti Co. 2,595 448,338
The Simply Good Foods Co.(a) 14,033 443,302
The Vita Coco Co., Inc.(a) 11,197 404,212
Tootsie Roll Industries, Inc. 19,589 655,252
Utz Brands, Inc. 33,702 422,960
WD-40 Co. 2,653 605,123
Weis Markets, Inc. 6,301 456,759
WK Kellogg Co. 14,959 238,446
10,519,387
Energy ( 4 .7% ):
Archrock, Inc. 15,178 376,870
Atlas Energy Solutions, Inc. 25,035 334,718
Cactus, Inc., Class A 10,528 460,284
California Resources Corp. 11,334 517,624
Core Natural Resources, Inc. 4,570 318,712
CVR Energy, Inc. 15,110 405,703
Excelerate Energy, Inc., Class A 12,969 380,251
Helmerich & Payne, Inc. 16,698 253,142
International Seaways, Inc. 11,364 414,559
Kinetik Holdings, Inc. 9,926 437,240
Kodiak Gas Services, Inc. 9,273 317,786
Liberty Energy, Inc. 29,247 335,755
Magnolia Oil & Gas Corp., Class A 22,544 506,789
Murphy Oil Corp. 20,626 464,085
Northern Oil & Gas, Inc. 16,623 471,262
Oceaneering International, Inc.(a) 18,643 386,283
Peabody Energy Corp. 25,164 337,701
Sitio Royalties Corp., Class A 31,418 577,463
SM Energy Co. 15,483 382,585
Solaris Energy Infrastructure, Inc.,
Class A 9,340 264,228
Tidewater, Inc.(a) 8,275 381,726
Valaris Ltd.(a) 10,554 444,429
Viper Energy, Inc. 11,322 431,708
World Kinect Corp. 18,791 532,725
9,733,628
Financial Services ( 3 .7% ):
Euronet Worldwide, Inc.(a) 5,325 539,849
EVERTEC, Inc. 14,196 511,766
Federal Agricultural Mortgage Corp.,
Class C 2,915 566,326
Marqeta, Inc., Class A(a) 52,958 308,745
Merchants Bancorp 10,160 335,991
Mr. Cooper Group, Inc.(a) 3,940 587,887

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financial Services (3.7%): (continued)
NCR Atleos Corp.(a) 15,588 444,726
NMI Holdings, Inc.(a) 17,486 737,734
Payoneer Global, Inc.(a) 42,968 294,331
PennyMac Financial Services, Inc. 5,463 544,333
Radian Group, Inc. 17,059 614,465
Rocket Cos., Inc., Class A 21,933 311,010
Shift4 Payments, Inc.(a) 3,843 380,880
The Western Union Co. 57,933 487,796
Walker & Dunlop, Inc. 6,601 465,239
7,131,078
Health Care ( 6 .0% ):
Acadia Healthcare Co., Inc.(a) 9,500 215,555
ACADIA Pharmaceuticals, Inc.(a) 21,486 463,453
Addus HomeCare Corp.(a) 4,822 555,446
ADMA Biologics, Inc.(a) 10,473 190,713
Agios Pharmaceuticals, Inc.(a) 9,997 332,500
Alkermes PLC(a) 15,961 456,644
Catalyst Pharmaceuticals, Inc.(a) 15,443 335,113
Concentra Group Holdings Parent,
Inc. 22,044 453,445
CONMED Corp. 7,316 381,017
Corcept Therapeutics, Inc.(a) 1,526 112,008
CorVel Corp.(a) 3,519 361,683
Doximity, Inc., Class A(a) 3,187 195,491
Dynavax Technologies Corp.(a) 38,497 381,890
Haemonetics Corp.(a) 6,425 479,369
Harmony Biosciences Holdings,
Inc.(a) 9,820 310,312
Inspire Medical Systems, Inc.(a) 1,651 214,250
Integer Holdings Corp.(a) 4,561 560,866
Krystal Biotech, Inc.(a) 2,076 285,367
LeMaitre Vascular, Inc. 5,304 440,497
MannKind Corp.(a) 84,292 315,252
Merit Medical Systems, Inc.(a) 7,048 658,847
Omnicell, Inc.(a) 6,769 199,009
Option Care Health, Inc.(a) 10,375 336,980
Prestige Consumer Healthcare,
Inc.(a) 6,543 522,459
Privia Health Group, Inc.(a) 15,315 352,245
Progyny, Inc.(a) 9,889 217,558
Protagonist Therapeutics, Inc.(a) 4,883 269,884
RadNet, Inc.(a) 5,659 322,054
Select Medical Holdings Corp. 23,445 355,895
Sotera Health Co.(a) 37,895 421,393
Supernus Pharmaceuticals, Inc.(a) 11,957 376,885
TG Therapeutics, Inc.(a) 5,886 211,837
TransMedics Group, Inc.(a) 2,466 330,469
UFP Technologies, Inc.(a) 1,274 311,060
Veracyte, Inc.(a) 7,477 202,103
Vericel Corp.(a) 8,375 356,356
12,485,905
Industrials ( 21 .1% ):
AAR Corp.(a) 6,664 458,417
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (21.1%): (continued)
ABM Industries, Inc. 10,708 505,525
AeroVironment, Inc.(a) 1,966 560,212
Air Lease Corp. 10,363 606,132
Alamo Group, Inc. 2,912 635,923
Albany International Corp. 6,436 451,357
ArcBest Corp. 5,144 396,139
Arcosa, Inc. 5,202 451,065
Argan, Inc. 1,355 298,750
Aris Water Solutions, Inc., Class A 8,741 206,725
Armstrong World Industries, Inc. 4,277 694,756
ASGN, Inc.(a) 6,768 337,926
Atkore, Inc. 4,838 341,321
AZZ, Inc. 4,986 471,077
Boise Cascade Co. 3,927 340,942
Brady Corp., Class A 8,961 609,079
Casella Waste Systems, Inc.(a) 5,215 601,707
CBIZ, Inc.(a) 5,090 365,004
Concentrix Corp. 4,185 221,198
Construction Partners, Inc., Class A(a) 3,459 367,622
CoreCivic, Inc.(a) 11,174 235,436
CSG Systems International, Inc. 8,916 582,304
CSW Industrials, Inc. 1,334 382,631
DNOW, Inc.(a) 21,476 318,489
Dycom Industries, Inc.(a) 2,149 525,194
Enerpac Tool Group Corp. 12,296 498,726
EnerSys 6,722 576,546
Enpro, Inc. 2,660 509,523
Esab Corp. 3,697 445,673
ESCO Technologies, Inc. 2,637 505,961
Everus Construction Group, Inc.(a) 5,127 325,718
ExlService Holdings, Inc.(a) 12,961 567,562
Exponent, Inc. 7,142 533,579
Federal Signal Corp. 5,516 587,013
Franklin Electric Co., Inc. 6,004 538,799
Frontier Group Holdings, Inc.(a) 54,343 197,265
GATX Corp. 3,774 579,535
Genpact Ltd. 9,581 421,660
Gibraltar Industries, Inc.(a) 7,256 428,104
GMS, Inc.(a) 6,296 684,690
Granite Construction, Inc. 7,179 671,308
Griffon Corp. 4,348 314,665
Hayward Holdings, Inc.(a) 36,455 503,079
Herc Holdings, Inc. 2,412 317,636
Hexcel Corp. 9,852 556,539
Hillman Solutions Corp.(a) 57,456 410,236
HNI Corp. 11,985 589,422
Huron Consulting Group, Inc.(a) 2,847 391,576
IES Holdings, Inc.(a) 1,077 319,040
Innodata, Inc.(a) 2,808 143,826
Insperity, Inc. 4,163 250,280
JBT Marel Corp. 3,687 443,399
Kadant, Inc. 1,283 407,288
Kennametal, Inc. 23,086 530,055

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (21.1%): (continued)
Korn Ferry 7,800 571,974
Kratos Defense & Security Solutions,
Inc.(a) 9,528 442,576
Legalzoom.com, Inc.(a) 46,443 413,807
Loar Holdings, Inc.(a) 2,980 256,787
ManpowerGroup, Inc. 9,564 386,386
Masterbrand, Inc.(a) 29,349 320,785
Matson, Inc. 4,187 466,222
Maximus, Inc. 8,032 563,846
MDU Resources Group, Inc. 30,644 510,835
Moog, Inc., Class A 2,399 434,147
MSC Industrial Direct Co., Inc. 6,240 530,525
Mueller Water Products, Inc., Class A 16,362 393,342
MYR Group, Inc.(a) 2,304 418,061
OPENLANE, Inc.(a) 24,973 610,590
Pitney Bowes, Inc. 38,494 419,970
Powell Industries, Inc. 959 201,822
Primoris Services Corp. 4,890 381,127
Resideo Technologies, Inc.(a) 24,858 548,367
Rush Enterprises, Inc., Class A 7,849 404,302
Ryder System, Inc. 3,628 576,852
Schneider National, Inc., Class B 24,759 597,930
Science Applications International
Corp. 3,560 400,892
SkyWest, Inc.(a) 4,245 437,108
Standex International Corp. 3,324 520,139
Sterling Infrastructure, Inc.(a) 1,628 375,628
Tecnoglass, Inc. 4,791 370,632
Tennant Co. 7,281 564,132
Terex Corp. 9,392 438,512
The Brink's Co. 5,799 517,793
The Greenbrier Cos., Inc. 9,944 457,921
The Timken Co. 7,278 528,019
TriNet Group, Inc. 4,341 317,501
Trinity Industries, Inc. 16,537 446,664
UL Solutions, Inc., Class A 9,702 706,888
UniFirst Corp. 2,026 381,334
Upwork, Inc.(a) 19,244 258,639
Valmont Industries, Inc. 1,267 413,764
Verra Mobility Corp.(a) 19,471 494,369
Vicor Corp.(a) 4,280 194,141
VSE Corp. 2,638 345,525
Watts Water Technologies, Inc.,
Class A 2,927 719,720
Werner Enterprises, Inc. 18,199 497,925
Zurn Elkay Water Solutions Corp. 19,032 696,000
43,747,133
Information Technology ( 10 .1% ):
ACI Worldwide, Inc.(a) 8,499 390,189
ACM Research, Inc., Class A(a) 9,491 245,817
Adeia, Inc. 23,635 334,199
Advanced Energy Industries, Inc. 3,835 508,138
Agilysys, Inc.(a) 4,241 486,188
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (10.1%): (continued)
Alarm.com Holdings, Inc.(a) 9,198 520,331
Appfolio, Inc., Class A(a) 1,718 395,621
Avnet, Inc. 11,815 627,140
Axcelis Technologies, Inc.(a) 5,931 413,331
Badger Meter, Inc. 2,719 666,019
Belden, Inc. 4,585 530,943
BILL Holdings, Inc.(a) 5,195 240,321
BlackLine, Inc.(a) 8,396 475,382
CCC Intelligent Solutions Holdings,
Inc.(a) 71,688 674,584
Cleanspark, Inc.(a) 19,118 210,872
Clear Secure, Inc., Class A 9,168 254,504
Clearwater Analytics Holdings, Inc.,
Class A(a) 14,209 311,603
Crane NXT Co. 10,596 571,124
Credo Technology Group Holding
Ltd.(a) 3,484 322,584
DigitalOcean Holdings, Inc.(a) 9,888 282,401
Diodes, Inc.(a) 8,477 448,349
Dolby Laboratories, Inc., Class A 6,666 495,017
DoubleVerify Holdings, Inc.(a) 20,932 313,352
Dropbox, Inc., Class A(a) 16,080 459,888
ePlus, Inc.(a) 5,922 426,976
FormFactor, Inc.(a) 9,537 328,168
Impinj, Inc.(a) 3,834 425,842
Informatica, Inc., Class A(a) 20,387 496,423
InterDigital, Inc. 1,962 439,939
Itron, Inc.(a) 4,276 562,850
LiveRamp Holdings, Inc.(a) 14,244 470,622
MARA Holdings, Inc.(a) 11,392 178,627
N-able, Inc.(a) 49,819 403,534
OSI Systems, Inc.(a) 1,992 447,921
PC Connection, Inc. 7,464 490,982
Pegasystems, Inc. 8,772 474,828
Plexus Corp.(a) 3,408 461,137
Power Integrations, Inc. 7,704 430,654
Progress Software Corp. 8,669 553,429
Qualys, Inc.(a) 2,770 395,750
Rambus, Inc.(a) 5,053 323,493
Rapid7, Inc.(a) 15,942 368,738
Riot Platforms, Inc.(a) 21,461 242,509
SEMrush Holdings, Inc., Class A(a) 31,323 283,473
Sprinklr, Inc., Class A(a) 46,970 397,366
Synaptics, Inc.(a) 5,881 381,206
Teradata Corp.(a) 15,864 353,926
TTM Technologies, Inc.(a) 18,258 745,292
Vontier Corp. 15,922 587,522
20,849,104
Insurance ( 4 .3% ):
Assured Guaranty Ltd. 7,150 622,765
Axis Capital Holdings Ltd. 6,896 715,943
Brighthouse Financial, Inc.(a) 7,608 409,082
CNO Financial Group, Inc. 13,159 507,674

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2025 .
SECURITY DESCRIPTION SHARES VALUE ($)
Insurance (4.3%): (continued)
First American Financial Corp. 11,521 707,274
Genworth Financial, Inc.(a) 81,733 635,883
Goosehead Insurance, Inc., Class A 2,433 256,706
Horace Mann Educators Corp. 14,064 604,330
Kemper Corp. 10,012 646,174
Mercury General Corp. 6,414 431,919
Palomar Holdings, Inc.(a) 2,552 393,646
Selective Insurance Group, Inc. 4,666 404,309
SiriusPoint Ltd.(a) 25,919 528,488
Skyward Specialty Insurance Group,
Inc.(a) 7,584 438,279
Stewart Information Services Corp. 7,947 517,350
The Hanover Insurance Group, Inc. 4,114 698,845
White Mountains Insurance Group
Ltd. 378 678,782
9,197,449
Materials ( 5 .5% ):
Alpha Metallurgical Resources, Inc.(a) 2,504 281,650
Avient Corp. 14,101 455,603
Balchem Corp. 3,725 593,020
Cabot Corp. 5,168 387,600
Century Aluminum Co.(a) 13,101 236,080
Coeur Mining, Inc.(a) 36,578 324,081
Greif, Inc., Class A 9,760 634,302
H.B. Fuller Co. 9,852 592,598
Hawkins, Inc. 2,852 405,269
Hecla Mining Co. 47,423 284,064
Innospec, Inc. 5,116 430,205
Knife River Corp.(a) 3,761 307,048
Materion Corp. 4,427 351,371
Minerals Technologies, Inc. 9,126 502,569
NewMarket Corp. 1,005 694,314
Olin Corp. 18,268 367,004
Quaker Chemical Corp. 4,056 454,029
Sealed Air Corp. 20,033 621,624
Sensient Technologies Corp. 7,795 767,963
Silgan Holdings, Inc. 13,549 734,085
Sonoco Products Co. 15,959 695,174
Sylvamo Corp. 6,161 308,666
The Chemours Co. 25,034 286,639
United States Lime & Minerals, Inc. 3,387 338,023
Warrior Met Coal, Inc. 6,999 320,764
11,373,745
Mortgage Real Estate Investment Trusts (REITs) ( 0 .2% ):
HA Sustainable Infrastructure Capital,
Inc. 17,007 456,808
456,808
Real Estate ( 0 .8% ):
Howard Hughes Holdings, Inc.(a) 6,928 467,640
Newmark Group, Inc., Class A 38,998 473,826
The St. Joe Co. 13,448 641,469
1,582,935
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities ( 6 .4% ):
American States Water Co. 8,634 661,882
Avista Corp. 17,286 656,004
Black Hills Corp. 13,225 741,922
California Water Service Group 12,764 580,507
Chesapeake Utilities Corp. 5,416 651,112
Clearway Energy, Inc., Class C 17,402 556,864
IDACORP, Inc. 6,890 795,451
MGE Energy, Inc. 6,616 585,119
New Jersey Resources Corp. 15,988 716,582
Northwest Natural Holding Co. 16,966 673,890
Northwestern Energy Group, Inc. 12,483 640,378
ONE Gas, Inc. 9,397 675,268
Ormat Technologies, Inc. 7,774 651,150
Otter Tail Corp. 6,398 493,222
Portland General Electric Co. 18,881 767,135
SJW Group 10,358 538,305
Southwest Gas Holdings, Inc. 8,897 661,848
Spire, Inc. 8,954 653,552
Talen Energy Corp.(a) 1,102 320,429
TXNM Energy, Inc. 13,237 745,508
UGI Corp. 16,153 588,292
13,354,420
Total Common Stocks
(Cost $187,905,780) 206,553,650
Total Investments
(Cost $187,905,780) — 99.7% 206,553,650
Other assets in excess of liabilities — 0.3% 716,669
NET ASSETS - 100.00% $ 207,270,319
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 9/19/25 6 $ 640,115 $ 657,510 $ 17,395
$ 17,395

Schedule of Portfolio Investments
June 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Communication Services ( 0 .3% ):
Ralliant Corp.(a) 6,349 307,847
The Trade Desk, Inc., Class A(a) 9,550 687,504
995,351
Consumer Discretionary ( 7 .1% ):
Aptiv PLC(a) 16,378 1,117,307
CarMax, Inc.(a) 13,332 896,044
Carvana Co.(a) 2,004 675,268
Chewy, Inc., Class A(a) 17,671 753,138
Chipotle Mexican Grill, Inc.(a) 17,811 1,000,088
Coupang, Inc.(a) 36,841 1,103,756
D.R. Horton, Inc. 7,089 913,914
Deckers Outdoor Corp.(a) 5,697 587,190
Domino's Pizza, Inc. 1,836 827,302
Dutch Bros, Inc., Class A(a) 7,032 480,778
Garmin Ltd. 3,813 795,849
Genuine Parts Co. 7,129 864,819
Lennar Corp., Class A 8,564 947,264
NVR, Inc.(a) 166 1,226,019
O'Reilly Automotive, Inc.(a) 16,065 1,447,938
Pool Corp. 2,981 868,902
PulteGroup, Inc. 9,326 983,520
Ross Stores, Inc. 8,529 1,088,130
Service Corp. International 14,382 1,170,695
Somnigroup International, Inc. 14,818 1,008,365
Tesla, Inc.(a) 1,556 494,279
Texas Roadhouse, Inc. 6,661 1,248,338
Tractor Supply Co. 19,476 1,027,748
21,526,651
Consumer Staples ( 4 .7% ):
BJ's Wholesale Club Holdings, Inc.(a) 7,795 840,535
Casey's General Stores, Inc. 2,244 1,145,046
Coca-Cola Consolidated, Inc. 6,474 722,822
Costco Wholesale Corp. 1,376 1,362,158
Dollar General Corp. 6,360 727,457
Hormel Foods Corp. 41,437 1,253,469
Kenvue, Inc. 46,240 967,803
Kimberly-Clark Corp. 10,812 1,393,883
McCormick & Co., Inc. 18,845 1,428,828
Sprouts Farmers Market, Inc.(a) 4,420 727,709
Sysco Corp. 19,114 1,447,694
The Campbell's Co. 29,443 902,428
U.S. Foods Holding Corp.(a) 20,011 1,541,047
14,460,879
Energy ( 7 .0% ):
Antero Resources Corp.(a) 20,233 814,985
Baker Hughes Co. 24,183 927,176
Cheniere Energy, Inc. 4,705 1,145,762
ConocoPhillips Co. 12,268 1,100,930
Coterra Energy, Inc. 42,138 1,069,463
Devon Energy Corp. 32,270 1,026,509
Diamondback Energy, Inc. 6,993 960,838
EOG Resources, Inc. 10,558 1,262,842
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.0%): (continued)
EQT Corp. 15,301 892,354
Halliburton Co. 43,021 876,768
Kinder Morgan, Inc. 42,806 1,258,497
Occidental Petroleum Corp. 29,052 1,220,475
ONEOK, Inc. 12,890 1,052,211
Ovintiv, Inc. 23,665 900,453
Permian Resources Corp. 74,615 1,016,256
Phillips 66 Co. 10,068 1,201,112
Schlumberger NV 28,497 963,199
Targa Resources Corp. 5,708 993,649
Texas Pacific Land Corp. 460 485,939
The Williams Cos., Inc. 19,272 1,210,474
Valero Energy Corp. 7,820 1,051,164
21,431,056
Financials ( 14 .0% ):
Aflac, Inc. 12,788 1,348,623
Arch Capital Group Ltd. 11,994 1,092,054
Ares Management Corp., Class A 6,131 1,061,889
Arthur J. Gallagher & Co. 4,285 1,371,714
Blue Owl Capital, Inc. 41,981 806,455
Brown & Brown, Inc. 12,808 1,420,023
Cboe Global Markets, Inc. 5,762 1,343,756
Cincinnati Financial Corp. 9,165 1,364,852
CME Group, Inc. 6,331 1,744,950
Coinbase Global, Inc., Class A(a) 1,808 633,686
Corebridge Financial, Inc. 31,044 1,102,062
East West Bancorp, Inc. 12,382 1,250,334
Equitable Holdings, Inc. 18,548 1,040,543
Everest Group Ltd. 3,186 1,082,762
Fidelity National Information
Services, Inc. 16,113 1,311,759
First Citizens BancShares, Inc., Class A 431 843,239
Global Payments, Inc. 10,941 875,718
Houlihan Lokey, Inc. 6,727 1,210,524
Interactive Brokers Group, Inc. 16,524 915,595
Intercontinental Exchange, Inc. 10,669 1,957,441
Jack Henry & Associates, Inc. 8,146 1,467,665
Jefferies Financial Group, Inc. 18,097 989,725
LPL Financial Holdings, Inc. 2,335 875,555
Markel Group, Inc.(a) 677 1,352,213
Morningstar, Inc. 4,767 1,496,504
MSCI, Inc. 2,251 1,298,242
Nasdaq, Inc. 18,704 1,672,512
Principal Financial Group, Inc. 16,330 1,297,092
Reinsurance Group of America, Inc. 5,473 1,085,624
RenaissanceRe Holdings Ltd. 4,283 1,040,341
Rocket Cos., Inc., Class A 42,811 607,060
Ryan Specialty Holdings, Inc. 14,161 962,806
SoFi Technologies, Inc.(a) 44,106 803,170
The Progressive Corp. 4,449 1,187,260
Tradeweb Markets, Inc., Class A 10,046 1,470,734
W.R. Berkley Corp. 16,888 1,240,761
42,625,243

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 10 .9% ):
Agilent Technologies, Inc. 10,838 1,278,992
Align Technology, Inc.(a) 4,422 837,217
Avantor, Inc.(a) 49,540 666,808
BioMarin Pharmaceutical, Inc.(a) 14,664 806,080
Centene Corp.(a) 12,754 692,287
Danaher Corp. 6,065 1,198,080
DaVita, Inc.(a) 5,500 783,475
Dexcom, Inc.(a) 6,898 602,126
Doximity, Inc., Class A(a) 6,197 380,124
Edwards Lifesciences Corp.(a) 8,845 691,768
GE HealthCare Technologies, Inc. 18,775 1,390,664
Globus Medical, Inc.(a) 14,249 840,976
HCA Healthcare, Inc. 2,996 1,147,768
Humana, Inc. 2,195 536,634
IDEXX Laboratories, Inc.(a) 2,422 1,299,016
Incyte Corp.(a) 14,129 962,185
Insulet Corp.(a) 3,304 1,038,051
Intuitive Surgical, Inc.(a) 1,822 990,093
IQVIA Holdings, Inc.(a) 6,468 1,019,292
Mettler-Toledo International, Inc.(a) 970 1,139,478
Neurocrine Biosciences, Inc.(a) 7,468 938,653
Quest Diagnostics, Inc. 7,882 1,415,844
ResMed, Inc. 4,233 1,092,114
Revvity, Inc. 9,775 945,438
Solventum Corp.(a) 14,161 1,073,970
STERIS PLC 6,483 1,557,346
Stryker Corp. 3,954 1,564,321
Tenet Healthcare Corp.(a) 5,514 970,464
United Therapeutics Corp.(a) 3,036 872,395
Universal Health Services, Inc.,
Class B 4,880 884,012
Veeva Systems, Inc., Class A(a) 3,987 1,148,176
Waters Corp.(a) 2,374 828,621
West Pharmaceutical Services, Inc. 2,195 480,266
Zoetis, Inc. 8,056 1,256,333
33,329,067
Industrials ( 23 .9% ):
AECOM 12,302 1,388,404
AMETEK, Inc. 7,551 1,366,429
Axon Enterprise, Inc.(a) 814 673,943
Builders FirstSource, Inc.(a) 5,809 677,852
C.H. Robinson Worldwide, Inc. 10,647 1,021,580
Carlisle Cos., Inc. 2,631 982,415
Carrier Global Corp. 16,274 1,191,094
Caterpillar, Inc. 3,360 1,304,386
Cintas Corp. 5,372 1,197,258
Clean Harbors, Inc.(a) 4,716 1,090,245
Comfort Systems USA, Inc. 1,351 724,420
Copart, Inc.(a) 19,164 940,377
CSX Corp. 40,399 1,318,219
Curtiss-Wright Corp. 2,657 1,298,077
Deere & Co. 2,247 1,142,577
Dover Corp. 7,146 1,309,362
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (23.9%): (continued)
EMCOR Group, Inc. 1,669 892,731
Equifax, Inc. 4,652 1,206,589
Expeditors International of
Washington, Inc. 12,503 1,428,468
Fastenal Co. 28,244 1,186,248
Fortive Corp. 19,046 992,868
GE Vernova, Inc. 1,517 802,721
General Dynamics Corp. 4,775 1,392,676
Graco, Inc. 17,684 1,520,293
HEICO Corp. 3,837 1,258,536
Howmet Aerospace, Inc. 6,065 1,128,878
Hubbell, Inc. 2,446 998,971
IDEX Corp. 6,571 1,153,670
Illinois Tool Works, Inc. 6,402 1,582,895
Ingersoll Rand, Inc. 13,509 1,123,679
ITT, Inc. 7,871 1,234,409
J.B. Hunt Transport Services, Inc. 7,405 1,063,358
Lennox International, Inc. 1,595 914,318
Lincoln Electric Holdings, Inc. 4,968 1,029,966
Masco Corp. 18,638 1,199,542
Norfolk Southern Corp. 4,541 1,162,360
Old Dominion Freight Line, Inc. 5,240 850,452
Otis Worldwide Corp. 15,204 1,505,500
PACCAR, Inc. 10,543 1,002,218
Parker-Hannifin Corp. 1,659 1,158,762
Paychex, Inc. 9,258 1,346,669
Paycom Software, Inc. 3,216 744,182
Paylocity Holding Corp.(a) 4,706 852,680
Quanta Services, Inc. 2,424 916,466
Republic Services, Inc. 6,732 1,660,179
Rockwell Automation, Inc. 3,666 1,217,735
Rollins, Inc. 23,822 1,344,037
Snap-on, Inc. 3,621 1,126,783
SS&C Technologies Holdings, Inc. 16,869 1,396,753
Textron, Inc. 17,505 1,405,476
Trane Technologies PLC 3,112 1,361,220
TransDigm Group, Inc. 803 1,221,074
TransUnion 11,544 1,015,872
U-Haul Holding Co. 20,438 1,111,214
Union Pacific Corp. 6,048 1,391,524
United Rentals, Inc. 1,332 1,003,529
Verisk Analytics, Inc. 4,809 1,498,003
Vertiv Holdings Co., Class A 5,494 705,485
W.W. Grainger, Inc. 1,258 1,308,622
Waste Management, Inc. 6,063 1,387,336
Watsco, Inc. 1,849 816,555
Westinghouse Air Brake Technologies
Corp. 6,541 1,369,358
Xylem, Inc. 10,895 1,409,377
73,026,875
Information Technology ( 15 .7% ):
Akamai Technologies, Inc.(a) 9,162 730,761
Amphenol Corp., Class A 11,506 1,136,217

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (15.7%): (continued)
Analog Devices, Inc. 4,414 1,050,620
AppLovin Corp., Class A(a) 1,136 397,691
Arista Networks, Inc.(a) 7,273 744,101
Bentley Systems, Inc., Class B 24,140 1,302,836
Broadcom, Inc. 2,439 672,310
Cadence Design Systems, Inc.(a) 2,641 813,824
CDW Corp. 6,477 1,156,727
Ciena Corp.(a) 8,892 723,186
Cognizant Technology Solutions
Corp., Class A 18,661 1,456,118
Corpay, Inc.(a) 3,453 1,145,774
Datadog, Inc., Class A(a) 7,680 1,031,654
Docusign, Inc.(a) 7,381 574,906
Dynatrace, Inc.(a) 20,161 1,113,089
Entegris, Inc. 8,966 723,108
EPAM Systems, Inc.(a) 4,834 854,748
F5, Inc.(a) 3,420 1,006,574
Fair Isaac Corp.(a) 476 870,109
First Solar, Inc.(a) 4,267 706,359
Fortinet, Inc.(a) 6,961 735,917
Gartner, Inc.(a) 2,999 1,212,256
Jabil, Inc. 5,965 1,300,967
Keysight Technologies, Inc.(a) 6,009 984,635
KLA Corp. 893 799,896
Microchip Technology, Inc. 16,045 1,129,087
Monolithic Power Systems, Inc. 842 615,822
Motorola Solutions, Inc. 3,304 1,389,200
NetApp, Inc. 9,399 1,001,463
NVIDIA Corp. 4,385 692,786
NXP Semiconductors NV 4,129 902,145
Okta, Inc.(a) 5,605 560,332
ON Semiconductor Corp.(a) 15,712 823,466
Palantir Technologies, Inc., Class A(a) 4,291 584,949
Palo Alto Networks, Inc.(a) 4,948 1,012,559
PTC, Inc.(a) 7,962 1,372,171
Roper Technologies, Inc. 2,471 1,400,662
Seagate Technology Holdings PLC 12,212 1,762,558
ServiceNow, Inc.(a) 955 981,816
Super Micro Computer, Inc.(a) 6,868 336,601
Synopsys, Inc.(a) 1,647 844,384
TD SYNNEX Corp. 8,749 1,187,239
Teledyne Technologies, Inc.(a) 2,841 1,455,473
Teradyne, Inc. 7,331 659,204
Texas Instruments, Inc. 5,811 1,206,480
Trimble, Inc.(a) 14,859 1,128,987
Tyler Technologies, Inc.(a) 1,988 1,178,566
Western Digital Corp. 18,959 1,213,186
Zebra Technologies Corp.(a) 4,163 1,283,703
47,967,222
Materials ( 6 .9% ):
Avery Dennison Corp. 7,911 1,388,143
CF Industries Holdings, Inc. 12,334 1,134,728
Freeport-McMoRan, Inc. 22,098 957,948
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (6.9%): (continued)
International Flavors & Fragrances,
Inc. 16,082 1,182,831
International Paper Co. 19,756 925,174
Linde PLC 4,301 2,017,943
LyondellBasell Industries NV, Class A 22,847 1,321,927
Martin Marietta Materials, Inc. 2,246 1,232,964
Newmont Corp. 14,900 868,074
Nucor Corp. 6,584 852,891
Packaging Corp. of America 6,632 1,249,800
PPG Industries, Inc. 12,745 1,449,744
Reliance, Inc. 3,527 1,107,125
RPM International, Inc. 11,583 1,272,277
Steel Dynamics, Inc. 6,497 831,681
The Sherwin-Williams Co. 3,627 1,245,367
Vulcan Materials Co. 4,275 1,115,006
Westlake Corp. 11,733 890,887
21,044,510
Real Estate ( 0 .3% ):
CoStar Group, Inc.(a) 12,699 1,021,000
1,021,000
Utilities ( 8 .9% ):
Alliant Energy Corp. 25,763 1,557,889
Ameren Corp. 15,631 1,501,201
American Electric Power Co., Inc. 13,980 1,450,565
American Water Works Co., Inc. 8,383 1,166,159
Atmos Energy Corp. 11,473 1,768,104
CenterPoint Energy, Inc. 35,734 1,312,867
CMS Energy Corp. 23,976 1,661,057
Consolidated Edison, Inc. 13,135 1,318,097
Constellation Energy Corp. 1,868 602,916
DTE Energy Co. 12,716 1,684,362
Entergy Corp. 12,075 1,003,674
Evergy, Inc. 28,595 1,971,053
Eversource Energy 21,321 1,356,442
NextEra Energy, Inc. 15,872 1,101,834
NiSource, Inc. 42,689 1,722,074
NRG Energy, Inc. 6,324 1,015,508
Public Service Enterprise Group, Inc. 15,224 1,281,556
The Southern Co. 16,620 1,526,215
Vistra Corp. 3,250 629,883
WEC Energy Group, Inc. 15,164 1,580,089
27,211,545
Total Common Stocks
(Cost $263,774,072) 304,639,399
Total Investments
(Cost $263,774,072) — 99.7% 304,639,399
Other assets in excess of liabilities — 0.3% 791,803
NET ASSETS - 100.00% $ 305,431,202

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2025 .
(a) Non-income producing security.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 9/19/25 2 $ 605,366 $ 625,375 $ 20,009
$ 20,009

Schedule of Portfolio Investments
June 30, 2025 (Unaudited)
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Consumer Discretionary ( 5 .0% ):
Genuine Parts Co. 17,697 2,146,823
Lennar Corp., Class A 21,273 2,353,007
Pool Corp. 7,407 2,158,992
Service Corp. International 35,728 2,908,259
Texas Roadhouse, Inc. 16,544 3,100,511
Tractor Supply Co. 48,369 2,552,432
15,220,024
Consumer Staples ( 6 .7% ):
Dollar General Corp. 15,799 1,807,090
Hormel Foods Corp. 102,925 3,113,481
Kenvue, Inc. 114,847 2,403,748
Kimberly-Clark Corp. 26,857 3,462,404
McCormick & Co., Inc. 46,812 3,549,286
Sysco Corp. 47,484 3,596,438
The Campbell's Co. 73,122 2,241,189
20,173,636
Energy ( 14 .1% ):
Baker Hughes Co. 60,070 2,303,084
ConocoPhillips Co. 30,470 2,734,378
Coterra Energy, Inc. 104,663 2,656,347
Devon Energy Corp. 80,146 2,549,444
Diamondback Energy, Inc. 17,362 2,385,539
EOG Resources, Inc. 26,229 3,137,251
Halliburton Co. 106,851 2,177,623
Kinder Morgan, Inc. 106,326 3,125,984
Occidental Petroleum Corp. 72,166 3,031,694
ONEOK, Inc. 32,018 2,613,629
Ovintiv, Inc. 58,781 2,236,617
Permian Resources Corp. 185,336 2,524,276
Phillips 66 Co. 25,005 2,983,097
Schlumberger NV 70,786 2,392,567
The Williams Cos., Inc. 47,872 3,006,840
Valero Energy Corp. 19,429 2,611,646
42,470,016
Financials ( 13 .8% ):
Aflac, Inc. 31,762 3,349,620
Ares Management Corp., Class A 15,228 2,637,490
Blue Owl Capital, Inc. 104,279 2,003,200
Cincinnati Financial Corp. 22,756 3,388,824
CME Group, Inc. 15,734 4,336,605
Corebridge Financial, Inc. 77,102 2,737,121
East West Bancorp, Inc. 30,751 3,105,236
Equitable Holdings, Inc. 46,064 2,584,190
Everest Group Ltd. 7,909 2,687,874
Fidelity National Information
Services, Inc. 40,015 3,257,621
Jefferies Financial Group, Inc. 44,950 2,458,315
Principal Financial Group, Inc. 40,558 3,221,522
Reinsurance Group of America, Inc. 13,586 2,694,919
The Progressive Corp. 11,059 2,951,205
41,413,742
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .2% ):
Quest Diagnostics, Inc. 19,578 3,516,796
3,516,796
Industrials ( 17 .1% ):
C.H. Robinson Worldwide, Inc. 26,440 2,536,918
Caterpillar, Inc. 8,354 3,243,106
CSX Corp. 100,340 3,274,094
Fastenal Co. 70,156 2,946,552
General Dynamics Corp. 11,862 3,459,671
Hubbell, Inc. 6,075 2,481,091
IDEX Corp. 16,317 2,864,776
Illinois Tool Works, Inc. 15,900 3,931,275
Lincoln Electric Holdings, Inc. 12,351 2,560,609
Masco Corp. 46,292 2,979,353
Norfolk Southern Corp. 11,273 2,885,550
Otis Worldwide Corp. 37,770 3,739,986
Paychex, Inc. 22,995 3,344,853
Rockwell Automation, Inc. 9,104 3,024,076
Snap-on, Inc. 9,002 2,801,242
Union Pacific Corp. 15,011 3,453,731
Watsco, Inc. 4,599 2,031,010
51,557,893
Information Technology ( 9 .0% ):
Analog Devices, Inc. 10,956 2,607,747
CDW Corp. 16,091 2,873,692
Cognizant Technology Solutions
Corp., Class A 46,353 3,616,925
Microchip Technology, Inc. 39,855 2,804,596
NetApp, Inc. 23,344 2,487,303
NXP Semiconductors NV 10,246 2,238,649
Seagate Technology Holdings PLC 30,336 4,378,395
TD SYNNEX Corp. 21,729 2,948,625
Texas Instruments, Inc. 14,439 2,997,825
26,953,757
Materials ( 11 .3% ):
Avery Dennison Corp. 19,649 3,447,810
CF Industries Holdings, Inc. 30,642 2,819,064
International Flavors & Fragrances,
Inc. 39,941 2,937,661
International Paper Co. 49,067 2,297,808
LyondellBasell Industries NV, Class A 56,749 3,283,497
Newmont Corp. 37,018 2,156,669
Nucor Corp. 16,349 2,117,849
Packaging Corp. of America 16,479 3,105,468
PPG Industries, Inc. 31,660 3,601,325
Reliance, Inc. 8,761 2,750,078
RPM International, Inc. 28,768 3,159,877
Westlake Corp. 29,136 2,212,296
33,889,402
Utilities ( 21 .4% ):
Alliant Energy Corp. 63,980 3,868,871
Ameren Corp. 38,825 3,728,753
American Electric Power Co., Inc. 34,724 3,602,962
American Water Works Co., Inc. 20,828 2,897,383

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2025 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (21.4%): (continued)
Atmos Energy Corp. 28,489 4,390,440
CenterPoint Energy, Inc. 88,759 3,261,006
CMS Energy Corp. 59,550 4,125,624
Consolidated Edison, Inc. 32,629 3,274,320
DTE Energy Co. 31,579 4,182,954
Entergy Corp. 29,998 2,493,434
Evergy, Inc. 71,022 4,895,546
Eversource Energy 52,963 3,369,506
NextEra Energy, Inc. 39,428 2,737,092
NiSource, Inc. 106,032 4,277,331
NRG Energy, Inc. 15,715 2,523,515
Public Service Enterprise Group, Inc. 37,815 3,183,267
The Southern Co. 41,279 3,790,650
WEC Energy Group, Inc. 37,666 3,924,797
64,527,451
Total Common Stocks
(Cost $281,286,736) 299,722,717
Total Investments
(Cost $281,286,736) — 99.6% 299,722,717
Other assets in excess of liabilities — 0.4% 1,104,376
NET ASSETS - 100.00% $ 300,827,093
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 9/19/25 3 $ 917,033 $ 938,063 $ 21,030
$ 21,030

Schedule of Portfolio Investments
June 30, 2025 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.0%)
Australia ( 7.5% ):
Communication Services ( 0.7% ):
REA Group Ltd. 2,038 322,497
Telstra Group Ltd. 211,314 672,975
995,472
Consumer Discretionary ( 0.3% ):
Wesfarmers Ltd. 9,211 513,655
513,655
Consumer Staples ( 0.7% ):
Coles Group Ltd. 45,090 618,305
Woolworths Group Ltd. 24,123 493,806
1,112,111
Energy ( 0.7% ):
Santos Ltd. 119,051 600,049
Woodside Energy Group Ltd. 28,054 436,198
1,036,247
Financials ( 1.9% ):
ANZ Group Holdings Ltd. 26,551 509,441
Commonwealth Bank of Australia 4,264 518,354
Insurance Australia Group Ltd. 75,345 447,680
National Australia Bank Ltd. 19,251 498,578
Suncorp Group Ltd. 24,734 351,701
Westpac Banking Corp. 23,086 514,352
2,840,106
Health Care ( 0.9% ):
Cochlear Ltd. 2,145 424,015
CSL Ltd. 3,631 572,164
Pro Medicus Ltd. 1,719 322,453
1,318,632
Industrials ( 0.9% ):
Brambles Ltd. 30,962 477,135
Computershare Ltd. 12,944 339,748
SGH Ltd. 12,742 453,335
1,270,218
Information Technology ( 0.2% ):
WiseTech Global Ltd. 3,715 266,520
266,520
Materials ( 0.9% ):
BHP Group Ltd. 18,740 453,160
Fortescue Ltd. 25,516 256,544
Northern Star Resources Ltd. 23,811 290,634
Rio Tinto Ltd. 5,415 381,711
1,382,049
Utilities ( 0.3% ):
Origin Energy Ltd. 61,499 436,631
436,631
11,171,641
Austria ( 0.9% ):
Energy ( 0.4% ):
OMV AG 10,397 565,502
565,502
SECURITY DESCRIPTION SHARES VALUE ($)
Austria (0.9%): (continued)
Financials ( 0.2% ):
Erste Group Bank AG 4,886 416,067
416,067
Utilities ( 0.3% ):
Verbund AG 5,458 418,813
418,813
1,400,382
Belgium ( 0.6% ):
Financials ( 0.3% ):
KBC Group NV 4,578 472,660
472,660
Health Care ( 0.3% ):
UCB SA 2,089 410,768
410,768
883,428
Canada ( 11.7% ):
Consumer Discretionary ( 0.6% ):
Dollarama, Inc. 3,864 544,496
Magna International, Inc. 8,711 336,771
881,267
Consumer Staples ( 0.9% ):
George Weston Ltd. 3,075 616,784
Metro, Inc. 8,462 664,792
1,281,576
Energy ( 2.5% ):
ARC Resources Ltd. 17,033 359,149
Cameco Corp. 5,168 383,842
Canadian Natural Resources Ltd. 13,307 418,287
Cenovus Energy, Inc. 27,412 373,050
Imperial Oil Ltd. 5,277 419,261
Pembina Pipeline Corp. 14,763 554,372
Suncor Energy, Inc. 10,950 410,223
TC Energy Corp. 8,208 400,755
Tourmaline Oil Corp. 8,567 413,375
3,732,314
Financials ( 2.8% ):
Brookfield Corp. 6,914 427,961
Fairfax Financial Holdings Ltd. 288 519,906
Great-West Lifeco, Inc. 13,701 521,133
Intact Financial Corp. 2,679 623,021
National Bank of Canada 6,887 710,753
Power Corp. of Canada 15,658 611,669
The Bank of Nova Scotia 13,459 744,318
4,158,761
Industrials ( 1.4% ):
Canadian National Railway Co. 4,795 499,679
Canadian Pacific Kansas City Ltd. 5,711 453,743
Waste Connections, Inc. 3,339 623,806
WSP Global, Inc. 2,665 543,667
2,120,895

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (11.7%): (continued)
Information Technology ( 0.6% ):
Celestica, Inc.(a) 1,622 253,449
Constellation Software, Inc. 119 436,392
Shopify, Inc., Class A(a) 2,090 241,081
930,922
Materials ( 1.5% ):
Agnico Eagle Mines Ltd. 2,864 341,257
Barrick Mining Corp. 15,117 314,752
Ivanhoe Mines Ltd.(a) 21,357 160,460
Kinross Gold Corp. 16,573 259,014
Nutrien Ltd. 7,227 421,168
Teck Resources Ltd., Class B 8,068 326,311
Wheaton Precious Metals Corp. 4,161 374,233
2,197,195
Utilities ( 1.4% ):
Emera, Inc. 13,903 636,948
Fortis, Inc. 14,626 698,430
Hydro One Ltd. 19,689 709,562
2,044,940
17,347,870
Chile ( 0.2% ):
Materials ( 0.2% ):
Antofagasta PLC 12,943 321,421
321,421
Denmark ( 2.4% ):
Consumer Discretionary ( 0.3% ):
Pandora A/S 2,641 463,743
463,743
Financials ( 0.8% ):
Danske Bank A/S 12,943 527,914
Tryg A/S 23,863 616,471
1,144,385
Health Care ( 0.5% ):
Coloplast A/S, Class B 4,264 405,069
Genmab A/S(a) 1,525 316,665
721,734
Industrials ( 0.5% ):
DSV A/S 2,123 510,234
Vestas Wind Systems A/S 14,723 220,910
731,144
Materials ( 0.3% ):
Novonesis (Novozymes), Class B 7,052 505,671
505,671
3,566,677
Finland ( 1.6% ):
Financials ( 0.4% ):
Sampo Oyj, A Shares 60,951 655,426
655,426
Industrials ( 0.3% ):
Wartsila Oyj Abp 16,423 387,634
387,634
SECURITY DESCRIPTION SHARES VALUE ($)
Finland (1.6%): (continued)
Information Technology ( 0.3% ):
Nokia Oyj 72,350 375,452
375,452
Materials ( 0.3% ):
UPM-Kymmene Oyj 14,871 405,649
405,649
Utilities ( 0.3% ):
Fortum Oyj 27,019 505,668
505,668
2,329,829
France ( 5.7% ):
Communication Services ( 0.3% ):
Bollore SE 75,048 471,127
471,127
Consumer Discretionary ( 0.6% ):
Cie Generale des Etablissements
Michelin SCA
11,774 437,379
Hermes International SCA 135 365,548
802,927
Energy ( 0.4% ):
TotalEnergies SE 9,105 558,714
558,714
Financials ( 0.9% ):
Amundi SA 5,585 451,910
Credit Agricole SA 27,928 528,436
Societe Generale SA 6,576 376,030
1,356,376
Health Care ( 0.5% ):
BioMerieux 3,518 486,447
Sartorius Stedim Biotech 1,237 295,468
781,915
Industrials ( 1.5% ):
Bouygues SA 11,578 523,645
Bureau Veritas SA 15,410 525,258
Legrand SA 3,175 424,435
Thales SA 989 290,745
Vinci SA 3,523 519,089
2,283,172
Information Technology ( 0.2% ):
Dassault Systemes SE 9,403 340,330
340,330
Materials ( 0.4% ):
Air Liquide SA 2,774 572,221
572,221
Utilities ( 0.9% ):
Engie SA 31,370 736,181
Veolia Environnement SA 14,692 523,454
1,259,635
8,426,417
Germany ( 4.6% ):
Communication Services ( 0.2% ):
CTS Eventim AG & Co. KGaA 2,965 368,076
368,076

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Germany (4.6%): (continued)
Consumer Discretionary ( 0.2% ):
Continental AG 3,608 314,888
314,888
Financials ( 1.2% ):
Commerzbank AG 10,220 322,354
Hannover Rueck SE 1,546 486,539
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R
674 437,087
Talanx AG 3,670 475,046
1,721,026
Health Care ( 0.3% ):
Fresenius Medical Care AG 7,227 414,107
414,107
Industrials ( 0.7% ):
Deutsche Post AG 8,003 369,591
Knorr-Bremse AG 3,581 346,063
Rheinmetall AG 141 298,428
1,014,082
Information Technology ( 0.5% ):
Infineon Technologies AG 8,278 352,115
Nemetschek SE 2,671 386,947
739,062
Materials ( 0.6% ):
Heidelberg Materials AG 1,453 341,328
Symrise AG 4,570 479,800
821,128
Real Estate ( 0.3% ):
Vonovia SE 11,734 413,366
413,366
Utilities ( 0.6% ):
E.ON SE 28,454 523,643
RWE AG 10,150 423,554
947,197
6,752,932
Hong Kong ( 3.6% ):
Financials ( 0.9% ):
AIA Group Ltd. 47,866 429,286
Hang Seng Bank Ltd. 32,989 494,224
Prudential PLC 31,528 394,873
1,318,383
Industrials ( 0.5% ):
CK Hutchison Holdings Ltd. 52,198 321,180
Techtronic Industries Co. Ltd. 34,042 374,259
695,439
Real Estate ( 1.0% ):
Henderson Land Development Co. Ltd. 146,965 513,929
Sun Hung Kai Properties Ltd. 46,375 532,004
Swire Pacific Ltd., Class A 49,057 420,281
1,466,214
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (3.6%): (continued)
Utilities ( 1.2% ):
CLP Holdings Ltd. 87,268 734,858
Hong Kong & China Gas Co. Ltd. 690,974 580,088
Power Assets Holdings Ltd. 84,505 543,114
1,858,060
5,338,096
Ireland ( 1.8% ):
Consumer Staples ( 0.3% ):
Kerry Group PLC, Class A 4,301 474,911
474,911
Financials ( 0.5% ):
AIB Group PLC 50,605 416,324
Bank of Ireland Group PLC 25,138 357,808
774,132
Industrials ( 0.8% ):
Experian PLC 10,230 526,768
Kingspan Group PLC 3,537 300,777
Ryanair Holdings PLC, ADR 6,447 371,798
1,199,343
Materials ( 0.2% ):
Smurfit WestRock PLC 6,792 292,877
292,877
2,741,263
Israel ( 1.0% ):
Financials ( 0.7% ):
Bank Leumi Le-Israel BM, Class IS 27,680 515,088
Mizrahi Tefahot Bank Ltd. 8,304 541,656
1,056,744
Industrials ( 0.3% ):
Elbit Systems Ltd. 801 356,571
356,571
1,413,315
Italy ( 4.9% ):
Consumer Discretionary ( 0.2% ):
Moncler SpA 4,773 272,031
272,031
Energy ( 0.4% ):
Eni SpA 40,189 651,325
651,325
Financials ( 2.1% ):
FinecoBank Banca Fineco SpA 19,392 430,190
Generali 16,546 588,729
Intesa Sanpaolo SpA 85,392 491,961
Mediobanca Banca di Credito
Finanziario SpA
22,389 520,408
Poste Italiane SpA 31,848 684,193
UniCredit SpA 5,751 385,482
3,100,963
Health Care ( 0.4% ):
Recordati Industria Chimica e
Farmaceutica SpA
8,145 512,276
512,276

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (4.9%): (continued)
Industrials ( 0.4% ):
Leonardo SpA 5,113 287,736
Prysmian SpA 5,144 363,759
651,495
Utilities ( 1.4% ):
Enel SpA 70,469 668,635
Snam SpA 113,076 684,817
Terna - Rete Elettrica Nazionale 68,475 703,751
2,057,203
7,245,293
Japan ( 17.9% ):
Consumer Discretionary ( 2.4% ):
Asics Corp. 10,200 260,685
Bridgestone Corp. 8,700 356,483
Denso Corp. 22,500 304,787
Fast Retailing Co. Ltd. 900 309,521
Nitori Holdings Co. Ltd. 2,300 222,349
Oriental Land Co. Ltd. 14,600 337,040
Pan Pacific International Holdings Corp. 9,600 330,623
Sanrio Co. Ltd. 4,500 217,765
Sekisui House Ltd. 14,600 322,743
Shimano, Inc. 2,400 348,441
Sumitomo Electric Industries Ltd. 16,000 343,913
Suzuki Motor Corp. 22,600 273,573
3,627,923
Consumer Staples ( 1.1% ):
Aeon Co. Ltd. 14,200 435,891
Ajinomoto Co., Inc. 18,400 499,518
Kao Corp. 10,200 457,403
Unicharm Corp. 36,600 264,479
1,657,291
Energy ( 0.4% ):
ENEOS Holdings, Inc. 61,700 306,422
Inpex Corp. 25,000 351,587
658,009
Financials ( 2.5% ):
Dai-ichi Life Holdings, Inc. 40,600 309,033
Japan Exchange Group, Inc. 29,800 302,263
Japan Post Bank Co. Ltd. 31,800 343,420
Japan Post Holdings Co. Ltd. 31,900 295,871
MS&AD Insurance Group Holdings, Inc. 13,300 298,347
ORIX Corp. 14,500 328,287
Resona Holdings, Inc. 28,800 266,418
Sompo Holdings, Inc. 8,400 253,476
Sumitomo Mitsui Financial Group, Inc. 11,900 300,331
Sumitomo Mitsui Trust Group, Inc. 13,500 359,931
T&D Holdings, Inc. 13,200 290,603
Tokio Marine Holdings, Inc. 6,600 280,107
3,628,087
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (17.9%): (continued)
Health Care ( 1.5% ):
Chugai Pharmaceutical Co. Ltd. 5,900 308,337
Daiichi Sankyo Co. Ltd. 10,900 254,729
Hoya Corp. 2,600 309,765
Olympus Corp. 25,500 303,719
Shionogi & Co. Ltd. 26,000 468,394
Sysmex Corp. 18,100 316,018
Terumo Corp. 15,700 288,944
2,249,906
Industrials ( 4.7% ):
Central Japan Railway Co. 20,000 448,920
Daikin Industries Ltd. 2,300 271,946
East Japan Railway Co. 18,300 395,003
FANUC Corp. 11,700 320,147
Fujikura Ltd. 4,800 252,384
Hitachi Ltd. 8,800 256,990
ITOCHU Corp. 6,600 346,341
Kajima Corp. 13,800 360,646
Komatsu Ltd. 11,200 368,459
Kubota Corp. 29,800 335,687
Marubeni Corp. 17,500 354,035
Mitsubishi Corp. 18,000 361,025
Mitsubishi Electric Corp. 13,200 285,195
Mitsubishi Heavy Industries Ltd. 9,900 248,205
Mitsui OSK Lines Ltd. 8,000 267,796
NIDEC Corp. 19,400 377,922
Nippon Yusen KK 8,200 295,448
Secom Co. Ltd. 11,700 421,148
SMC Corp. 900 325,273
Toyota Industries Corp. 2,700 305,646
Toyota Tsusho Corp. 16,200 367,788
6,966,004
Information Technology ( 2.8% ):
Advantest Corp. 3,900 288,593
Canon, Inc. 11,200 325,834
Disco Corp. 800 236,850
FUJIFILM Holdings Corp. 15,100 329,496
Fujitsu Ltd. 12,000 292,937
Keyence Corp. 600 241,017
Kyocera Corp. 26,400 317,830
Murata Manufacturing Co. Ltd. 18,500 276,748
NEC Corp. 10,400 304,727
Nomura Research Institute Ltd. 8,400 337,365
Obic Co. Ltd. 13,400 522,171
Renesas Electronics Corp. 14,900 185,125
TDK Corp. 22,700 267,295
Tokyo Electron Ltd. 1,200 230,683
4,156,671

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (17.9%): (continued)
Materials ( 1.2% ):
Nippon Paint Holdings Co. Ltd. 35,700 287,603
Nippon Sanso Holdings Corp. 7,400 280,757
Nippon Steel Corp. 19,300 366,324
Nitto Denko Corp. 13,500 261,721
Shin-Etsu Chemical Co. Ltd. 9,500 314,841
Toray Industries, Inc. 41,100 281,954
1,793,200
Real Estate ( 0.9% ):
Daiwa House Industry Co. Ltd. 11,700 402,540
Mitsubishi Estate Co. Ltd. 18,100 339,776
Mitsui Fudosan Co. Ltd. 27,800 269,331
Sumitomo Realty & Development Co.
Ltd.
6,600 255,172
1,266,819
Utilities ( 0.4% ):
The Kansai Electric Power Co., Inc. 19,900 236,190
Tokyo Gas Co. Ltd. 8,600 286,209
522,399
26,526,309
Luxembourg ( 0.5% ):
Energy ( 0.3% ):
Tenaris SA 24,099 453,432
453,432
Materials ( 0.2% ):
ArcelorMittal SA 9,335 295,429
295,429
748,861
Netherlands ( 3.5% ):
Consumer Discretionary ( 0.3% ):
Prosus NV(a) 7,476 417,985
417,985
Financials ( 1.8% ):
ABN AMRO Bank NV 18,416 504,084
Adyen NV(a) 167 306,526
ASR Nederland NV 8,484 563,375
Euronext NV 3,316 566,701
NN Group NV 10,316 685,514
2,626,200
Health Care ( 0.2% ):
Argenx SE(a) 639 353,579
353,579
Industrials ( 0.7% ):
Ferrovial SE 10,923 582,275
Wolters Kluwer NV 2,685 448,902
1,031,177
Information Technology ( 0.2% ):
ASM International NV 493 315,528
315,528
Materials ( 0.3% ):
Akzo Nobel NV 6,152 430,402
430,402
5,174,871
SECURITY DESCRIPTION SHARES VALUE ($)
New Zealand ( 0.5% ):
Health Care ( 0.2% ):
Fisher & Paykel Healthcare Corp. Ltd. 15,905 349,357
349,357
Information Technology ( 0.3% ):
Xero Ltd.(a) 3,687 436,202
436,202
785,559
Norway ( 1.7% ):
Communication Services ( 0.4% ):
Telenor ASA 40,847 635,314
635,314
Energy ( 0.5% ):
Aker BP ASA 14,908 381,471
Equinor ASA 13,480 341,318
722,789
Financials ( 0.4% ):
DNB Bank ASA 20,082 555,325
555,325
Industrials ( 0.2% ):
Kongsberg Gruppen ASA 8,385 325,291
325,291
Materials ( 0.2% ):
Norsk Hydro ASA 53,732 306,876
306,876
2,545,595
Portugal ( 0.9% ):
Consumer Staples ( 0.2% ):
Jeronimo Martins SGPS SA 13,077 330,837
330,837
Energy ( 0.4% ):
Galp Energia SGPS SA 26,610 487,984
487,984
Utilities ( 0.3% ):
EDP SA 106,834 463,303
463,303
1,282,124
Russian Federation ( 0.0% ):
Materials ( 0.0% ):
Evraz PLC(a)(b)(c) 38,723 —
—
Singapore ( 2.4% ):
Consumer Staples ( 0.3% ):
Wilmar International Ltd. 205,100 463,056
463,056
Financials ( 1.3% ):
DBS Group Holdings Ltd. 17,640 623,201
Oversea-Chinese Banking Corp. Ltd. 52,300 671,030
United Overseas Bank Ltd. 23,100 654,185
1,948,416

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Singapore (2.4%): (continued)
Industrials ( 0.8% ):
Singapore Airlines Ltd. 117,100 642,060
Singapore Technologies Engineering Ltd. 81,300 498,212
1,140,272
3,551,744
South Korea ( 3.8% ):
Communication Services ( 0.3% ):
NAVER Corp. 2,170 422,163
422,163
Consumer Discretionary ( 0.5% ):
Hyundai Mobis Co. Ltd. 1,900 404,136
Kia Corp. 4,859 348,949
753,085
Financials ( 1.1% ):
Hana Financial Group, Inc. 7,338 469,332
KB Financial Group, Inc. 4,773 392,297
Meritz Financial Group, Inc. 3,917 326,586
Shinhan Financial Group Co. Ltd. 8,403 382,379
1,570,594
Health Care ( 0.2% ):
Celltrion, Inc. 2,657 314,303
314,303
Industrials ( 1.1% ):
Doosan Enerbility Co. Ltd.(a) 11,583 587,176
Hanwha Aerospace Co. Ltd. 248 155,862
Hanwha Ocean Co. Ltd.(a) 2,551 150,114
HMM Co. Ltd. 18,632 310,694
Samsung C&T Corp. 3,670 438,997
1,642,843
Information Technology ( 0.4% ):
Samsung SDI Co. Ltd. 1,608 205,931
SK Hynix, Inc. 1,419 307,083
513,014
Materials ( 0.2% ):
Korea Zinc Co. Ltd. 195 118,362
POSCO Holdings, Inc. 1,174 227,091
345,453
5,561,455
Spain ( 3.1% ):
Consumer Discretionary ( 0.6% ):
Amadeus IT Group SA 6,154 518,100
Industria de Diseno Textil SA 7,522 391,409
909,509
Energy ( 0.4% ):
Repsol SA 41,747 611,425
611,425
Financials ( 0.5% ):
Banco de Sabadell SA 109,992 350,170
CaixaBank SA 43,628 377,886
728,056
SECURITY DESCRIPTION SHARES VALUE ($)
Spain (3.1%): (continued)
Industrials ( 0.8% ):
ACS Actividades de Construccion y
Servicios SA
7,377 512,195
Aena SME SA 22,160 591,428
1,103,623
Utilities ( 0.8% ):
Endesa SA 18,832 596,429
Iberdrola SA 33,114 635,338
1,231,767
4,584,380
Sweden ( 4.8% ):
Financials ( 1.9% ):
EQT AB 10,604 354,214
Industrivarden AB, Class C 14,583 526,912
Investor AB, Class B 16,882 499,391
Skandinaviska Enskilda Banken AB, Class
A
29,696 518,432
Svenska Handelsbanken AB, Class A 34,889 466,503
Swedbank AB, Class A 17,915 474,538
2,839,990
Health Care ( 0.2% ):
Swedish Orphan Biovitrum AB(a) 11,584 353,020
353,020
Industrials ( 2.2% ):
Alfa Laval AB 10,887 457,952
Assa Abloy AB, Class B 15,338 478,775
Atlas Copco AB, Class A 23,834 385,220
Epiroc AB, Class A 18,294 397,334
Lifco AB, Class B 10,370 419,757
Saab AB, Class B 4,632 258,416
Sandvik AB 18,203 417,493
Volvo AB, Class B 13,782 386,776
3,201,723
Information Technology ( 0.5% ):
Hexagon AB, Class B 35,594 358,160
Telefonaktiebolaget LM Ericsson, Class B 47,777 408,911
767,071
7,161,804
Switzerland ( 7.2% ):
Communication Services ( 0.5% ):
Swisscom AG, Registered Shares 1,081 766,691
766,691
Consumer Discretionary ( 0.2% ):
Cie Financiere Richemont SA, Registered
Shares
1,721 324,302
324,302
Consumer Staples ( 0.3% ):
Chocoladefabriken Lindt & Spruengli
AG, Class PC
28 471,315
471,315

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland (7.2%): (continued)
Financials ( 1.4% ):
Julius Baer Group Ltd. 5,481 370,698
Partners Group Holding AG 290 378,452
Swiss Life Holding AG 747 755,948
Swiss Re AG 2,727 471,577
1,976,675
Health Care ( 1.1% ):
Alcon AG 5,230 462,925
Lonza Group AG, Registered Shares 585 416,751
Sonova Holding AG 1,545 460,519
Straumann Holding AG, Class R 2,569 335,418
1,675,613
Industrials ( 1.9% ):
ABB Ltd., Registered 7,932 473,159
Geberit AG, Registered Shares 622 489,381
Kuehne + Nagel International AG, Class
R
2,031 439,568
Schindler Holding AG, Class PC 1,678 624,146
SGS SA, Registered Shares 4,166 422,851
VAT Group AG 816 344,364
2,793,469
Information Technology ( 0.2% ):
STMicroelectronics NV 10,942 334,237
334,237
Materials ( 1.6% ):
DSM-Firmenich AG 4,321 459,358
EMS-Chemie Holding AG 747 564,182
Givaudan SA, Registered Shares 97 469,773
Holcim AG 4,177 310,207
Sika AG, Registered Shares 1,739 472,300
2,275,820
10,618,122
United Kingdom ( 5.9% ):
Communication Services ( 0.4% ):
Informa PLC 51,603 570,667
570,667
Consumer Discretionary ( 0.3% ):
Next PLC 2,393 408,549
408,549
Consumer Staples ( 0.4% ):
Haleon PLC 112,844 579,823
579,823
Financials ( 1.9% ):
3i Group PLC 7,838 443,183
Admiral Group PLC 10,551 473,503
Legal & General Group PLC 153,181 535,235
Lloyds Banking Group PLC 401,344 422,467
London Stock Exchange Group PLC 3,613 527,335
Wise PLC, Class A(a) 25,807 368,343
2,770,066
Health Care ( 0.3% ):
Smith & Nephew PLC 28,241 431,376
431,376
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (5.9%): (continued)
Industrials ( 1.2% ):
Ashtead Group PLC 5,854 375,109
Bunzl PLC 11,449 364,533
International Consolidated Airlines
Group SA
95,351 446,494
Rentokil Initial PLC 57,934 279,950
Rolls-Royce Holdings PLC 29,093 386,336
1,852,422
Information Technology ( 0.6% ):
Halma PLC 12,265 538,640
The Sage Group PLC 22,740 390,261
928,901
Materials ( 0.4% ):
Anglogold Ashanti PLC 4,519 205,931
Rio Tinto PLC 7,288 424,587
630,518
Utilities ( 0.4% ):
SSE PLC 23,385 587,634
587,634
8,759,956
United States ( 0.3% ):
Industrials ( 0.3% ):
RB Global, Inc. 4,267 453,369
453,369
Total Common Stocks
(Cost $116,706,104) 146,692,713
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)
Canada ( 0.0% ):
Information Technology ( 0.0% ):
Constellation Software, Inc.,
expiring  3/31/40 (a)(c)
141 —
—
Total Warrant
(Cost $–) —
Total Investments
(Cost $ 116,706,104 )— 99.0% 146,692,713
Other assets in excess of liabilities — 1.0% 1,481,881
NET ASSETS - 100.00% $ 148,174,594
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
June 30, 2025.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net asset as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 9/19/25 7 $ 922,689 $ 938,595 $ 15,906
$ 15,906

Schedule of Portfolio Investments
June 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Communication Services ( 0 .3% ):
Ralliant Corp.(a) 362 17,569
The Trade Desk, Inc., Class A(a) 543 39,091
56,660
Consumer Discretionary ( 7 .0% ):
Aptiv PLC(a) 931 63,513
CarMax, Inc.(a) 761 51,147
Carvana Co.(a) 113 38,077
Chewy, Inc., Class A(a) 1,009 43,004
Chipotle Mexican Grill, Inc.(a) 1,015 56,992
Coupang, Inc.(a) 2,101 62,946
D.R. Horton, Inc. 404 52,084
Deckers Outdoor Corp.(a) 324 33,395
Domino's Pizza, Inc. 105 47,313
Dutch Bros, Inc., Class A(a) 400 27,348
Garmin Ltd. 215 44,875
Genuine Parts Co. 407 49,373
Lennar Corp., Class A 486 53,756
NVR, Inc.(a) 9 66,471
O'Reilly Automotive, Inc.(a) 891 80,306
Pool Corp. 170 49,552
PulteGroup, Inc. 531 55,999
Ross Stores, Inc. 488 62,259
Service Corp. International 820 66,748
Somnigroup International, Inc. 844 57,434
Tesla, Inc.(a) 87 27,636
Texas Roadhouse, Inc. 381 71,403
Tractor Supply Co. 1,111 58,627
1,220,258
Consumer Staples ( 4 .7% ):
BJ's Wholesale Club Holdings, Inc.(a) 445 47,984
Casey's General Stores, Inc. 126 64,294
Coca-Cola Consolidated, Inc. 362 40,417
Costco Wholesale Corp. 79 78,205
Dollar General Corp. 362 41,406
Hormel Foods Corp. 2,359 71,360
Kenvue, Inc. 2,632 55,088
Kimberly-Clark Corp. 618 79,673
McCormick & Co., Inc. 1,072 81,279
Sprouts Farmers Market, Inc.(a) 253 41,654
Sysco Corp. 1,087 82,329
The Campbell's Co. 1,677 51,400
U.S. Foods Holding Corp.(a) 1,138 87,637
822,726
Energy ( 7 .0% ):
Antero Resources Corp.(a) 1,150 46,322
Baker Hughes Co. 1,377 52,794
Cheniere Energy, Inc. 266 64,776
ConocoPhillips Co. 697 62,549
Coterra Energy, Inc. 2,398 60,861
Devon Energy Corp. 1,840 58,531
Diamondback Energy, Inc. 396 54,411
EOG Resources, Inc. 603 72,125
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.0%): (continued)
EQT Corp. 872 50,855
Halliburton Co. 2,448 49,890
Kinder Morgan, Inc. 2,437 71,648
Occidental Petroleum Corp. 1,657 69,611
ONEOK, Inc. 732 59,753
Ovintiv, Inc. 1,346 51,215
Permian Resources Corp. 4,250 57,885
Phillips 66 Co. 574 68,478
Schlumberger NV 1,623 54,857
Targa Resources Corp. 325 56,576
Texas Pacific Land Corp. 26 27,466
The Williams Cos., Inc. 1,100 69,091
Valero Energy Corp. 448 60,220
1,219,914
Financials ( 13 .9% ):
Aflac, Inc. 729 76,880
Arch Capital Group Ltd. 681 62,005
Ares Management Corp., Class A 348 60,274
Arthur J. Gallagher & Co. 243 77,789
Blue Owl Capital, Inc. 2,391 45,931
Brown & Brown, Inc. 730 80,935
Cboe Global Markets, Inc. 330 76,959
Cincinnati Financial Corp. 523 77,885
CME Group, Inc. 359 98,947
Coinbase Global, Inc., Class A(a) 102 35,750
Corebridge Financial, Inc. 1,768 62,764
East West Bancorp, Inc. 707 71,393
Equitable Holdings, Inc. 1,058 59,354
Everest Group Ltd. 181 61,513
Fidelity National Information
Services, Inc. 916 74,571
First Citizens BancShares, Inc., Class A 24 46,955
Global Payments, Inc. 623 49,865
Houlihan Lokey, Inc. 385 69,281
Interactive Brokers Group, Inc. 943 52,252
Intercontinental Exchange, Inc. 606 111,183
Jack Henry & Associates, Inc. 462 83,238
Jefferies Financial Group, Inc. 1,033 56,495
LPL Financial Holdings, Inc. 135 50,621
Markel Group, Inc.(a) 38 75,900
Morningstar, Inc. 271 85,075
MSCI, Inc. 128 73,823
Nasdaq, Inc. 1,065 95,232
Principal Financial Group, Inc. 928 73,711
Reinsurance Group of America, Inc. 311 61,690
RenaissanceRe Holdings Ltd. 242 58,782
Rocket Cos., Inc., Class A 2,437 34,557
Ryan Specialty Holdings, Inc. 807 54,868
SoFi Technologies, Inc.(a) 2,514 45,780
The Progressive Corp. 251 66,982
Tradeweb Markets, Inc., Class A 572 83,741
W.R. Berkley Corp. 962 70,678
2,423,659

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 11 .0% ):
Agilent Technologies, Inc. 615 72,576
Align Technology, Inc.(a) 254 48,090
Avantor, Inc.(a) 2,823 37,998
BioMarin Pharmaceutical, Inc.(a) 837 46,010
Centene Corp.(a) 726 39,407
Danaher Corp. 344 67,954
DaVita, Inc.(a) 314 44,729
Dexcom, Inc.(a) 395 34,480
Doximity, Inc., Class A(a) 354 21,714
Edwards Lifesciences Corp.(a) 502 39,262
GE HealthCare Technologies, Inc. 1,071 79,329
Globus Medical, Inc.(a) 814 48,042
HCA Healthcare, Inc. 172 65,893
Humana, Inc. 123 30,071
IDEXX Laboratories, Inc.(a) 136 72,942
Incyte Corp.(a) 804 54,752
Insulet Corp.(a) 190 59,694
Intuitive Surgical, Inc.(a) 103 55,971
IQVIA Holdings, Inc.(a) 370 58,308
Mettler-Toledo International, Inc.(a) 57 66,959
Neurocrine Biosciences, Inc.(a) 424 53,293
Quest Diagnostics, Inc. 447 80,295
ResMed, Inc. 239 61,662
Revvity, Inc. 556 53,776
Solventum Corp.(a) 807 61,203
STERIS PLC 371 89,122
Stryker Corp. 227 89,808
Tenet Healthcare Corp.(a) 315 55,440
United Therapeutics Corp.(a) 175 50,286
Universal Health Services, Inc.,
Class B 280 50,722
Veeva Systems, Inc., Class A(a) 229 65,948
Waters Corp.(a) 137 47,819
West Pharmaceutical Services, Inc. 123 26,912
Zoetis, Inc. 461 71,893
1,902,360
Industrials ( 23 .8% ):
AECOM 700 79,002
AMETEK, Inc. 431 77,994
Axon Enterprise, Inc.(a) 44 36,429
Builders FirstSource, Inc.(a) 333 38,858
C.H. Robinson Worldwide, Inc. 604 57,954
Carlisle Cos., Inc. 147 54,890
Carrier Global Corp. 929 67,993
Caterpillar, Inc. 190 73,760
Cintas Corp. 304 67,752
Clean Harbors, Inc.(a) 267 61,725
Comfort Systems USA, Inc. 76 40,752
Copart, Inc.(a) 1,092 53,584
CSX Corp. 2,301 75,082
Curtiss-Wright Corp. 149 72,794
Deere & Co. 127 64,578
Dover Corp. 409 74,941
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (23.8%): (continued)
EMCOR Group, Inc. 97 51,884
Equifax, Inc. 267 69,252
Expeditors International of
Washington, Inc. 711 81,232
Fastenal Co. 1,608 67,536
Fortive Corp. 1,087 56,665
GE Vernova, Inc. 84 44,449
General Dynamics Corp. 271 79,040
Graco, Inc. 1,005 86,400
HEICO Corp. 217 71,176
Howmet Aerospace, Inc. 344 64,029
Hubbell, Inc. 137 55,952
IDEX Corp. 373 65,488
Illinois Tool Works, Inc. 365 90,246
Ingersoll Rand, Inc. 771 64,132
ITT, Inc. 446 69,946
J.B. Hunt Transport Services, Inc. 424 60,886
Lennox International, Inc. 91 52,165
Lincoln Electric Holdings, Inc. 282 58,464
Masco Corp. 1,059 68,157
Norfolk Southern Corp. 258 66,040
Old Dominion Freight Line, Inc. 299 48,528
Otis Worldwide Corp. 864 85,553
PACCAR, Inc. 602 57,226
Parker-Hannifin Corp. 96 67,053
Paychex, Inc. 525 76,366
Paycom Software, Inc. 184 42,578
Paylocity Holding Corp.(a) 266 48,197
Quanta Services, Inc. 136 51,419
Republic Services, Inc. 381 93,958
Rockwell Automation, Inc. 209 69,424
Rollins, Inc. 1,359 76,675
Snap-on, Inc. 206 64,103
SS&C Technologies Holdings, Inc. 960 79,488
Textron, Inc. 995 79,889
Trane Technologies PLC 175 76,547
TransDigm Group, Inc. 45 68,429
TransUnion 656 57,728
U-Haul Holding Co. 1,162 63,178
Union Pacific Corp. 342 78,687
United Rentals, Inc. 75 56,505
Verisk Analytics, Inc. 274 85,351
Vertiv Holdings Co., Class A 313 40,192
W.W. Grainger, Inc. 71 73,857
Waste Management, Inc. 344 78,714
Watsco, Inc. 106 46,812
Westinghouse Air Brake Technologies
Corp. 370 77,459
Xylem, Inc. 619 80,074
4,145,217
Information Technology ( 15 .7% ):
Akamai Technologies, Inc.(a) 523 41,714
Amphenol Corp., Class A 658 64,978

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (15.7%): (continued)
Analog Devices, Inc. 253 60,219
AppLovin Corp., Class A(a) 64 22,405
Arista Networks, Inc.(a) 413 42,254
Bentley Systems, Inc., Class B 1,373 74,101
Broadcom, Inc. 137 37,764
Cadence Design Systems, Inc.(a) 148 45,606
CDW Corp. 371 66,257
Ciena Corp.(a) 506 41,153
Cognizant Technology Solutions
Corp., Class A 1,061 82,790
Corpay, Inc.(a) 197 65,369
Datadog, Inc., Class A(a) 435 58,434
Docusign, Inc.(a) 422 32,870
Dynatrace, Inc.(a) 1,150 63,492
Entegris, Inc. 513 41,373
EPAM Systems, Inc.(a) 277 48,979
F5, Inc.(a) 195 57,392
Fair Isaac Corp.(a) 28 51,183
First Solar, Inc.(a) 241 39,895
Fortinet, Inc.(a) 394 41,654
Gartner, Inc.(a) 172 69,526
Jabil, Inc. 341 74,372
Keysight Technologies, Inc.(a) 344 56,368
KLA Corp. 51 45,683
Microchip Technology, Inc. 916 64,459
Monolithic Power Systems, Inc. 46 33,643
Motorola Solutions, Inc. 190 79,887
NetApp, Inc. 537 57,217
NVIDIA Corp. 251 39,655
NXP Semiconductors NV 236 51,564
Okta, Inc.(a) 317 31,690
ON Semiconductor Corp.(a) 894 46,855
Palantir Technologies, Inc., Class A(a) 243 33,126
Palo Alto Networks, Inc.(a) 279 57,095
PTC, Inc.(a) 453 78,070
Roper Technologies, Inc. 139 78,791
Seagate Technology Holdings PLC 693 100,021
ServiceNow, Inc.(a) 56 57,572
Super Micro Computer, Inc.(a) 392 19,212
Synopsys, Inc.(a) 95 48,705
TD SYNNEX Corp. 500 67,850
Teledyne Technologies, Inc.(a) 164 84,019
Teradyne, Inc. 419 37,676
Texas Instruments, Inc. 333 69,137
Trimble, Inc.(a) 847 64,355
Tyler Technologies, Inc.(a) 111 65,805
Western Digital Corp. 1,080 69,109
Zebra Technologies Corp.(a) 239 73,698
2,735,042
Materials ( 6 .9% ):
Avery Dennison Corp. 448 78,610
CF Industries Holdings, Inc. 703 64,676
Freeport-McMoRan, Inc. 1,257 54,491
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (6.9%): (continued)
International Flavors & Fragrances,
Inc. 918 67,519
International Paper Co. 1,123 52,590
Linde PLC 244 114,480
LyondellBasell Industries NV, Class A 1,302 75,334
Martin Marietta Materials, Inc. 127 69,718
Newmont Corp. 851 49,579
Nucor Corp. 374 48,448
Packaging Corp. of America 378 71,234
PPG Industries, Inc. 725 82,469
Reliance, Inc. 203 63,722
RPM International, Inc. 658 72,275
Steel Dynamics, Inc. 368 47,108
The Sherwin-Williams Co. 206 70,732
Vulcan Materials Co. 241 62,857
Westlake Corp. 670 50,873
1,196,715
Real Estate ( 0 .4% ):
CoStar Group, Inc.(a) 721 57,968
57,968
Utilities ( 8 .9% ):
Alliant Energy Corp. 1,467 88,710
Ameren Corp. 888 85,284
American Electric Power Co., Inc. 798 82,801
American Water Works Co., Inc. 476 66,216
Atmos Energy Corp. 655 100,942
CenterPoint Energy, Inc. 2,034 74,729
CMS Energy Corp. 1,366 94,636
Consolidated Edison, Inc. 746 74,861
Constellation Energy Corp. 108 34,858
DTE Energy Co. 722 95,636
Entergy Corp. 687 57,103
Evergy, Inc. 1,631 112,425
Eversource Energy 1,217 77,426
NextEra Energy, Inc. 902 62,617
NiSource, Inc. 2,432 98,107
NRG Energy, Inc. 358 57,488
Public Service Enterprise Group, Inc. 865 72,816
The Southern Co. 945 86,779
Vistra Corp. 187 36,242

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (8.9%): (continued)
WEC Energy Group, Inc. 866 90,237
1,549,913
Total Common Stocks
(Cost $16,553,605) 17,330,432
Investment Companies (0.4%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 4.17%(b) 62,460 62,460
Total Investment Companies
(Cost $62,460) 62,460
Total Investments
(Cost $16,616,065) — 100.0% 17,392,892
Other assets in excess of liabilities — 0.0% 7,476
NET ASSETS - 100.00% $ 17,400,368
(a) Non-income producing security.
(b) Rate disclosed is the 7-Day effective yield on June 30, 2025.

Schedule of Portfolio Investments
June 30, 2025 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary ( 5 .1% ):
Genuine Parts Co. 1,478 179,296
Lennar Corp., Class A 1,776 196,443
Pool Corp. 618 180,135
Service Corp. International 2,984 242,898
Texas Roadhouse, Inc. 1,382 259,001
Tractor Supply Co. 4,039 213,138
1,270,911
Consumer Staples ( 6 .7% ):
Dollar General Corp. 1,320 150,982
Hormel Foods Corp. 8,595 259,999
Kenvue, Inc. 9,590 200,719
Kimberly-Clark Corp. 2,243 289,167
McCormick & Co., Inc. 3,910 296,456
Sysco Corp. 3,966 300,385
The Campbell's Co. 6,107 187,179
1,684,887
Energy ( 14 .1% ):
Baker Hughes Co. 5,016 192,313
ConocoPhillips Co. 2,545 228,388
Coterra Energy, Inc. 8,741 221,847
Devon Energy Corp. 6,692 212,872
Diamondback Energy, Inc. 1,450 199,230
EOG Resources, Inc. 2,190 261,946
Halliburton Co. 8,923 181,851
Kinder Morgan, Inc. 8,879 261,043
Occidental Petroleum Corp. 6,027 253,194
ONEOK, Inc. 2,673 218,197
Ovintiv, Inc. 4,910 186,825
Permian Resources Corp. 15,477 210,797
Phillips 66 Co. 2,089 249,218
Schlumberger NV 5,911 199,792
The Williams Cos., Inc. 3,998 251,114
Valero Energy Corp. 1,623 218,164
3,546,791
Financials ( 13 .7% ):
Aflac, Inc. 2,652 279,680
Ares Management Corp., Class A 1,271 220,137
Blue Owl Capital, Inc. 8,709 167,300
Cincinnati Financial Corp. 1,900 282,948
CME Group, Inc. 1,313 361,889
Corebridge Financial, Inc. 6,439 228,584
East West Bancorp, Inc. 2,569 259,418
Equitable Holdings, Inc. 3,847 215,817
Everest Group Ltd. 660 224,301
Fidelity National Information
Services, Inc. 3,342 272,072
Jefferies Financial Group, Inc. 3,753 205,251
Principal Financial Group, Inc. 3,388 269,109
Reinsurance Group of America, Inc. 1,134 224,940
The Progressive Corp. 924 246,579
3,458,025
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .2% ):
Quest Diagnostics, Inc. 1,635 293,695
293,695
Industrials ( 17 .1% ):
C.H. Robinson Worldwide, Inc. 2,209 211,954
Caterpillar, Inc. 697 270,582
CSX Corp. 8,379 273,407
Fastenal Co. 5,859 246,078
General Dynamics Corp. 990 288,744
Hubbell, Inc. 508 207,472
IDEX Corp. 1,363 239,302
Illinois Tool Works, Inc. 1,329 328,595
Lincoln Electric Holdings, Inc. 1,030 213,540
Masco Corp. 3,867 248,880
Norfolk Southern Corp. 941 240,868
Otis Worldwide Corp. 3,153 312,210
Paychex, Inc. 1,920 279,283
Rockwell Automation, Inc. 760 252,449
Snap-on, Inc. 751 233,696
Union Pacific Corp. 1,253 288,290
Watsco, Inc. 384 169,582
4,304,932
Information Technology ( 8 .9% ):
Analog Devices, Inc. 914 217,550
CDW Corp. 1,344 240,025
Cognizant Technology Solutions
Corp., Class A 3,870 301,976
Microchip Technology, Inc. 3,329 234,262
NetApp, Inc. 1,950 207,772
NXP Semiconductors NV 855 186,809
Seagate Technology Holdings PLC 2,533 365,588
TD SYNNEX Corp. 1,814 246,160
Texas Instruments, Inc. 1,206 250,390
2,250,532
Materials ( 11 .2% ):
Avery Dennison Corp. 1,641 287,946
CF Industries Holdings, Inc. 2,559 235,428
International Flavors & Fragrances,
Inc. 3,335 245,289
International Paper Co. 4,097 191,862
LyondellBasell Industries NV, Class A 4,739 274,199
Newmont Corp. 3,090 180,023
Nucor Corp. 1,366 176,952
Packaging Corp. of America 1,376 259,307
PPG Industries, Inc. 2,644 300,755
Reliance, Inc. 731 229,461
RPM International, Inc. 2,403 263,946
Westlake Corp. 2,433 184,738
2,829,906
Utilities ( 21 .4% ):
Alliant Energy Corp. 5,344 323,152
Ameren Corp. 3,243 311,458
American Electric Power Co., Inc. 2,900 300,904
American Water Works Co., Inc. 1,739 241,912

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2025 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (21.4%): (continued)
Atmos Energy Corp. 2,379 366,628
CenterPoint Energy, Inc. 7,412 272,317
CMS Energy Corp. 4,972 344,460
Consolidated Edison, Inc. 2,726 273,554
DTE Energy Co. 2,637 349,297
Entergy Corp. 2,505 208,216
Evergy, Inc. 5,930 408,755
Eversource Energy 4,423 281,391
NextEra Energy, Inc. 3,292 228,531
NiSource, Inc. 8,854 357,170
NRG Energy, Inc. 1,312 210,681
Public Service Enterprise Group, Inc. 3,158 265,840
The Southern Co. 3,448 316,630
WEC Energy Group, Inc. 3,146 327,813
5,388,709
Total Common Stocks
(Cost $24,147,237) 25,028,388
Investment Companies (0.5%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 4.17%(a) 113,855 113,855
Total Investment Companies
(Cost $113,855) 113,855
Total Investments
(Cost $24,261,092) — 99.9% 25,142,243
Other assets in excess of liabilities — 0.1% 18,767
NET ASSETS - 100.00% $ 25,161,010
(a) Rate disclosed is the 7-Day effective yield on June 30, 2025.

Schedule of Portfolio Investments
June 30, 2025 (Unaudited)
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (91.4%)
Communication Services ( 3 .1% ):
Cable One, Inc. 199 27,026
Gray Television, Inc. 22,030 99,796
Infrastrutture Wireless Italiane SpA 5,211 63,708
John Wiley & Sons, Inc., Class A 1,669 74,488
LG Uplus Corp. 4,167 44,162
Playtika Holding Corp. 6,758 31,965
SK Telecom Co. Ltd. 1,184 49,754
Tele2 AB, Class B Shares 16,371 239,324
Telenor ASA 16,179 251,640
Telstra Group Ltd. 27,144 86,446
968,309
Consumer Discretionary ( 7 .7% ):
Barratt Redrow PLC 21,502 134,533
Bloomin' Brands, Inc. 5,144 44,290
Canadian Tire Corp. Ltd., Class A 352 47,927
Carter's, Inc. 1,604 48,328
Designer Brands, Inc., Class A 19,084 45,420
Dillard's, Inc., Class A 121 50,557
Dine Brands Global, Inc. 3,214 78,197
Ethan Allen Interiors, Inc. 3,346 93,186
Garmin Ltd. 350 73,052
H&R Block, Inc. 1,694 92,984
Harley-Davidson, Inc. 1,775 41,890
Haverty Furniture Cos., Inc. 3,183 64,774
Jack in the Box, Inc. 1,597 27,884
LCI Industries 864 78,788
Lear Corp. 771 73,230
LKQ Corp. 1,672 61,881
Magna International, Inc. 2,071 80,066
Monro, Inc. 4,375 65,231
Movado Group, Inc. 5,118 78,049
Newell Brands, Inc. 4,652 25,121
Oxford Industries, Inc. 985 39,646
Papa John's International, Inc. 2,032 99,446
Persimmon PLC 2,605 46,333
Polaris, Inc. 1,057 42,967
Porsche Automobil Holding SE,
Preference Shares 4,992 198,083
Smith & Wesson Brands, Inc. 7,782 67,548
Stellantis NV 6,424 64,381
Strategic Education, Inc. 892 75,936
Taylor Wimpey PLC 76,617 124,865
The Buckle, Inc. 1,884 85,439
The Wendy's Co. 5,450 62,239
Upbound Group, Inc. 3,481 87,373
Vail Resorts, Inc. 347 54,524
2,354,168
Consumer Staples ( 5 .9% ):
B&G Foods, Inc. 14,190 60,024
Bunge Global SA 981 78,755
Calavo Growers, Inc. 1,879 49,963
Cal-Maine Foods, Inc. 1,196 119,157
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (5.9%): (continued)
Dollar General Corp. 785 89,788
Energizer Holdings, Inc. 4,588 92,494
Flowers Foods, Inc. 6,564 104,893
Fresh Del Monte Produce, Inc. 2,972 96,352
Hormel Foods Corp. 1,949 58,957
Ingredion, Inc. 796 107,954
J Sainsbury PLC 31,241 124,252
Kenvue, Inc. 2,926 61,241
Kesko Oyj, Class B 3,654 90,119
Nu Skin Enterprises, Inc., Class A 13,703 109,487
Reynolds Consumer Products, Inc. 5,753 123,229
Salmar ASA 996 43,182
SpartanNash Co. 6,001 158,967
The Campbell's Co. 2,446 74,970
The J.M. Smucker Co. 1,025 100,655
WK Kellogg Co. 4,030 64,238
1,808,677
Energy ( 15 .5% ):
Aker BP ASA 5,500 140,736
Antero Midstream Corp. 10,765 203,997
APA Corp. 3,229 59,058
Ardmore Shipping Corp. 4,965 47,664
Berry Corp. 26,815 74,278
Chord Energy Corp. 720 69,732
Civitas Resources, Inc. 2,555 70,314
Coterra Energy, Inc. 4,071 103,322
Crescent Energy Co., Class A 7,554 64,964
Devon Energy Corp. 1,782 56,685
DHT Holdings, Inc. 10,563 114,186
DT Midstream, Inc. 1,686 185,308
Eni SpA 7,869 127,529
Equinor ASA 3,932 99,560
FLEX LNG Ltd. 4,909 107,900
FutureFuel Corp. 14,759 57,265
Golar LNG Ltd. 917 37,771
Granite Ridge Resources, Inc. 9,420 60,005
HD Hyundai Co. Ltd. 1,494 143,388
Helmerich & Payne, Inc. 3,280 49,725
HF Sinclair Corp. 1,823 74,889
Keyera Corp. 6,628 216,812
Kinder Morgan, Inc. 6,190 181,986
Kinetik Holdings, Inc. 2,801 123,384
Noble Corp. PLC 5,149 136,706
Nordic American Tankers Ltd. 53,306 140,195
Northern Oil & Gas, Inc. 2,725 77,254
OMV AG 2,590 140,872
ONEOK, Inc. 1,420 115,915
Ovintiv, Inc. 1,273 48,438
Pembina Pipeline Corp. 5,155 193,577
Phillips 66 Co. 683 81,482
Repsol SA 8,094 118,544
Riley Exploration Permian, Inc. 2,357 61,824
Santos Ltd. 14,026 70,695

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (15.5%): (continued)
Scorpio Tankers, Inc. 1,713 67,030
SFL Corp. Ltd. 13,738 114,438
Sitio Royalties Corp., Class A 6,088 111,897
Suncor Energy, Inc. 873 32,705
TC Energy Corp. 3,535 172,596
Tenaris SA 3,803 71,555
The Williams Cos., Inc. 2,509 157,590
TotalEnergies SE 908 55,718
VAALCO Energy, Inc. 19,736 71,247
Valero Energy Corp. 663 89,120
Vitesse Energy, Inc. 4,790 105,811
Woodside Energy Group Ltd. 3,996 62,132
4,767,799
Financials ( 21 .6% ):
ABN AMRO Bank NV 6,024 164,889
Ageas SA 2,549 172,177
A-Mark Precious Metals, Inc. 2,015 44,693
ANZ Group Holdings Ltd. 10,129 194,347
Artisan Partners Asset Management,
Inc., Class A 3,751 166,282
Axis Capital Holdings Ltd. 721 74,854
Banco Latinoamericano de Comercio
Exterior SA, Class E 2,502 100,831
Bank of Hawaii Corp. 881 59,494
Bank OZK 2,063 97,085
BankUnited, Inc. 2,032 72,319
Blue Owl Capital, Inc. 1,957 37,594
Columbia Banking System, Inc. 2,575 60,203
Credit Agricole SA 4,287 81,116
First American Financial Corp. 443 27,196
First Bancorp Puerto Rico 3,542 73,780
First Busey Corp. 2,190 50,118
First Financial Bancorp 3,803 92,261
First Hawaiian, Inc. 3,202 79,922
First Interstate BancSystem, Inc.,
Class A 3,652 105,251
FNB Corp. 11,161 162,727
Generali 1,562 55,578
Glacier Bancorp, Inc. 1,388 59,795
Great-West Lifeco, Inc. 1,885 71,698
HA Sustainable Infrastructure Capital,
Inc. 1,709 45,904
Hana Financial Group, Inc. 1,357 86,792
Hanmi Financial Corp. 3,990 98,473
Hope Bancorp, Inc. 10,602 113,759
Industrial Bank of Korea 5,175 70,033
Intesa Sanpaolo SpA 44,400 255,798
Invesco Ltd. 5,597 88,265
Janus Henderson Group PLC 4,201 163,167
Jefferies Financial Group, Inc. 1,567 85,699
KBC Group NV 1,393 143,822
Lazard, Inc. 2,112 101,334
Legal & General Group PLC 14,594 50,993
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (21.6%): (continued)
MGIC Investment Corp. 1,431 39,839
Navient Corp. 5,589 78,805
NH Investment & Securities Co. Ltd. 1,960 29,038
NN Group NV 2,964 196,962
Northwest Bancshares, Inc. 12,024 153,667
OceanFirst Financial Corp. 3,394 59,768
Old Republic International Corp. 4,898 188,279
OneMain Holdings, Inc. 2,520 143,640
Pacific Premier Bancorp, Inc. 3,941 83,116
Patria Investments Ltd., Class A 7,836 110,174
Popular, Inc. 1,142 125,860
Poste Italiane SpA 4,305 92,485
Power Corp. of Canada 5,483 214,190
Principal Financial Group, Inc. 690 54,807
Prosperity Bancshares, Inc. 1,401 98,406
Safety Insurance Group, Inc. 1,331 105,668
Schroders PLC 7,071 35,071
Shinhan Financial Group Co. Ltd. 719 32,718
Societe Generale SA 1,172 67,018
Southside Bancshares, Inc. 2,992 88,055
Svenska Handelsbanken AB, Class A 4,626 61,854
Swedbank AB, Class A 1,572 41,640
Swiss Re AG 1,061 183,478
Synovus Financial Corp. 1,779 92,063
TFS Financial Corp. 4,547 58,884
The Bank of NT Butterfield & Son Ltd. 4,404 195,009
The Western Union Co. 10,088 84,941
UWM Holdings Corp. 4,587 18,990
Valley National Bancorp 7,115 63,537
Virtus Investment Partners, Inc. 331 60,043
WesBanco, Inc. 2,511 79,423
Westpac Banking Corp. 5,637 125,591
Woori Financial Group, Inc. 6,199 103,140
XP, Inc., Class A 2,359 47,652
6,622,060
Health Care ( 1 .1% ):
Baxter International, Inc. 2,447 74,095
Embecta Corp. 1,813 17,568
Ono Pharmaceutical Co. Ltd. 12,300 133,174
Premier, Inc., Class A 4,611 101,119
325,956
Industrials ( 9 .1% ):
ACCO Brands Corp. 9,047 32,388
ACS Actividades de Construccion y
Servicios SA 3,783 262,659
Adecco Group AG 2,948 87,648
AGCO Corp. 1,001 103,263
Bouygues SA 4,916 222,339
CNH Industrial NV 5,682 73,639
Concentrix Corp. 819 43,288
Costamare Bulkers Holdings Ltd.(a) 1,428 12,381
Costamare, Inc. 7,145 65,091
Deluxe Corp. 5,855 93,153

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (9.1%): (continued)
Deutsche Post AG 1,985 91,670
Doosan Bobcat, Inc. 938 40,459
Douglas Dynamics, Inc. 2,860 84,284
Eiffage SA 423 59,412
Ennis, Inc. 3,155 57,232
Genco Shipping & Trading Ltd. 6,394 83,570
Golden Ocean Group Ltd. 8,843 64,731
GS Holdings Corp. 2,202 76,131
HNI Corp. 2,046 100,622
Insteel Industries, Inc. 2,185 81,304
Komatsu Ltd. 1,600 52,637
Kuehne + Nagel International AG,
Class R 441 95,445
ManpowerGroup, Inc. 1,148 46,379
Matthews International Corp.,
Class A 3,939 94,182
MSC Industrial Direct Co., Inc. 892 75,838
National Presto Industries, Inc. 1,179 115,495
Paychex, Inc. 320 46,547
Randstad NV 1,437 66,346
Robert Half, Inc. 1,355 55,623
Ryder System, Inc. 422 67,098
Teleperformance SE 314 30,444
Transurban Group 6,309 58,035
Trinity Industries, Inc. 3,537 95,534
Vinci SA 299 44,056
Volvo AB, Class B 1,682 47,203
Watsco, Inc. 122 53,878
2,780,004
Materials ( 8 .2% ):
Amcor PLC 9,100 83,629
Anglo American PLC 923 27,235
Ardagh Metal Packaging SA 28,344 121,312
Arkema SA 1,263 93,047
BHP Group Ltd. 3,087 74,648
Boliden AB(a) 2,731 85,219
CRH PLC 871 79,958
Eastman Chemical Co. 1,663 124,160
Evonik Industries AG 8,700 179,320
FMC Corp. 917 38,285
Fortescue Ltd. 6,003 60,356
International Paper Co. 1,229 57,554
JFE Holdings, Inc. 12,400 144,418
Kaiser Aluminum Corp. 1,146 91,565
LyondellBasell Industries NV, Class A 1,511 87,427
Mitsui Chemicals, Inc. 3,600 83,381
Myers Industries, Inc. 3,198 46,339
Newmont Corp. 905 52,725
Nippon Steel Corp. 6,100 115,781
Norsk Hydro ASA 9,454 53,994
Nutrien Ltd. 1,495 87,124
Packaging Corp. of America 762 143,599
Rio Tinto PLC 1,196 69,677
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (8.2%): (continued)
Sonoco Products Co. 2,392 104,196
Southern Copper Corp. 446 45,122
SunCoke Energy, Inc. 10,570 90,796
The Mosaic Co. 2,880 105,062
The Scotts Miracle-Gro Co. 1,018 67,147
Tronox Holdings PLC 5,727 29,036
UPM-Kymmene Oyj 3,129 85,352
Valterra Platinum Ltd.(a) 107 4,699
2,532,163
Utilities ( 19 .2% ):
Alliant Energy Corp. 2,437 147,365
American Electric Power Co., Inc. 660 68,482
APA Group 8,908 47,888
Avista Corp. 4,418 167,663
Black Hills Corp. 2,740 153,714
Canadian Utilities Ltd., Class A 1,449 40,099
Clearway Energy, Inc., Class C 2,118 67,776
CMS Energy Corp. 2,470 171,122
Consolidated Edison, Inc. 1,869 187,554
DTE Energy Co. 1,530 202,664
EDP SA 31,768 137,767
Emera, Inc. 4,827 221,143
Endesa SA 2,600 82,345
Enel SpA 26,582 252,220
Engie SA 3,935 92,345
Entergy Corp. 1,500 124,680
Evergy, Inc. 2,132 146,959
Eversource Energy 1,995 126,922
Fortum Oyj 3,740 69,995
IDACORP, Inc. 1,185 136,808
National Fuel Gas Co. 1,219 103,262
New Jersey Resources Corp. 2,497 111,916
NextEra Energy, Inc. 1,156 80,250
NiSource, Inc. 4,569 184,313
Northwest Natural Holding Co. 3,056 121,384
Northwestern Energy Group, Inc. 3,386 173,702
OGE Energy Corp. 2,642 117,252
ONE Gas, Inc. 2,227 160,032
Origin Energy Ltd. 9,980 70,856
Pinnacle West Capital Corp. 1,907 170,619
Portland General Electric Co. 4,145 168,411
Public Service Enterprise Group, Inc. 857 72,142
Redeia Corp. SA 4,888 104,491
RWE AG 1,886 78,702
SJW Group 3,808 197,902
Snam SpA 21,856 132,365
Southwest Gas Holdings, Inc. 1,932 143,721
Spire, Inc. 2,668 194,737
SSE PLC 5,690 142,982
The Southern Co. 959 88,065
TXNM Energy, Inc. 3,988 224,604
UGI Corp. 1,699 61,878
United Utilities Group PLC 4,613 72,267

Schedule of Portfolio Investments - continued
June 30, 2025 (Unaudited)
Timothy Plan Market Neutral ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2025 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (19.2%): (continued)
Veolia Environnement SA 4,146 147,716
WEC Energy Group, Inc. 1,361 141,816
5,910,896
Total Common Stocks
(Cost $25,842,075) 28,070,032
Total Investments
(Cost $25,842,075) — 91.4% 28,070,032
Other assets in excess of liabilities — 8.6% 2,625,477
NET ASSETS - 100.00% $ 30,695,509
(a) Non-income producing security.
Futures Contracts
Short Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 9/19/25 64 $ (6,778,768) $ (7,013,440) $ (234,672)
Mini MSCI EAFE Index 9/19/25 65 (8,632,872) (8,715,525) (82,653)
S&P 500 Index E-mini 9/19/25 130 (39,211,091) (40,649,375) (1,438,284)
$ (1,755,609)
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E-Mini Future Index 9/19/25 63 $ 27,555,855 $ 28,845,495 $ 1,289,640
$ 1,289,640
Total Net Futures Contracts $ (465,969)

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
ASSETS:
Investments, at value (Cost $187,905,780 and $263,774,072) $ 206,553,650 $ 304,639,399
Foreign currency, at value (Cost $447,290 and $527,058) 447,290 527,058
Deposits with broker for futures contracts 195,376 251,417
Interest and dividends receivable 154,269 139,892
Receivable for capital shares issued 1,937,106 —
Variation margin receivable on open futures contracts 766 3,000
Total Assets 209,288,457 305,560,766
LIABILITIES:
Payable for investments purchased 1,931,984 —
Accrued expenses and other payables: — —
Investment advisory fees 86,154 129,564
Total Liabilities 2,018,138 129,564
Net Assets 207,270,319 305,431,202
NET ASSETS CONSIST OF:
Capital $ 209,443,668 $ 279,557,108
Total distributable earnings/(loss) (2,173,349) 25,874,094
Net Assets $ 207,270,319 $ 305,431,202
Shares Outstanding (unlimited shares authorized, no par value): 5,350,000 6,800,000
Net asset value per share: $ 38.74 $ 44.92

Statements of Assets and Liabilities - continued
June 30, 2025 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
ASSETS:
Investments, at value (Cost $281,286,736 and $116,706,104) $ 299,722,717 $ 146,692,713
Foreign currency, at value (Cost $846,797 and $811,379) 846,797 811,718
Deposits with broker for futures contracts 115,569 53,655
Interest and dividends receivable 284,825 152,917
Receivable for investments sold 5,657,814 —
Variation margin receivable on open futures contracts 4,021 736
Reclaims receivable — 536,867
Total Assets 306,631,743 148,248,606
LIABILITIES:
Payable for capital shares redeemed 5,675,983 —
Accrued expenses and other payables: — —
Investment advisory fees 128,667 74,012
Total Liabilities 5,804,650 74,012
Net Assets 300,827,093 148,174,594
NET ASSETS CONSIST OF:
Capital $ 303,526,684 $ 124,862,396
Total distributable earnings/(loss) (2,699,591) 23,312,198
Net Assets $ 300,827,093 $ 148,174,594
Shares Outstanding (unlimited shares authorized, no par value): 7,950,000 4,600,000
Net asset value per share: $ 37.84 $ 32.21

Statements of Assets and Liabilities - continued
June 30, 2025 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Large/Mid Cap
Core Enhanced ETF
Timothy Plan High
Dividend Stock
Enhanced ETF
ASSETS:
Investments, at value (Cost $16,616,065 and $24,261,092) $ 17,392,892 $ 25,142,243
Deposits with broker for futures contracts 6,747 56
Interest and dividends receivable 8,546 30,019
Total Assets 17,408,185 25,172,318
LIABILITIES:
Accrued expenses and other payables: — —
Investment advisory fees 7,817 11,308
Total Liabilities 7,817 11,308
Net Assets 17,400,368 25,161,010
NET ASSETS CONSIST OF:
Capital $ 30,017,556 $ 37,688,102
Total distributable earnings/(loss) (12,617,188) (12,527,092)
Net Assets $ 17,400,368 $ 25,161,010
Shares Outstanding (unlimited shares authorized, no par value): 650,000 1,000,000
Net asset value per share: $ 26.77 $ 25.16

Statements of Assets and Liabilities - continued
June 30, 2025 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan
Market Neutral
ETF
ASSETS:
Investments, at value (Cost $25,842,075) $ 28,070,032
Foreign currency, at value (Cost $574,481) 574,524
Deposits with broker for futures contracts 1,947,473
Interest and dividends receivable 53,833
Variation margin receivable on open futures contracts 184,117
Reclaims receivable 93,214
Total Assets 30,923,193
LIABILITIES:
Variation margin payable on open futures contracts 211,218
Accrued expenses and other payables: —
Investment advisory fees 16,466
Total Liabilities 227,684
Net Assets 30,695,509
NET ASSETS CONSIST OF:
Capital $ 34,036,042
Total distributable earnings/(loss) (3,340,533)
Net Assets $ 30,695,509
Shares Outstanding (unlimited shares authorized, no par value): 1,270,000
Net asset value per share: $ 24.17

Statements of Operations
For the Six Months Ended 30 June, 2025 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
Investment Income:
Dividend income $ 1,600,828 $ 2,056,669
Interest income 2,847 5,192
Foreign tax withholding (2,385) (2,444)
Total Income 1,601,290 2,059,417
Expenses:
Investment advisory fees 479,400 724,557
Total Expenses 479,400 724,557
Net Investment Income (Loss) 1,121,890 1,334,860
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments (3,269,346) (1,527,627)
Net realized gains (losses) from in-kind transactions 2,529,891 14,328,561
Net realized gains (losses) from futures contracts (142,128) (96,717)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations 453,587 6,839,574
Net change in unrealized appreciation/depreciation on futures contracts 42,804 58,974
Net realized/unrealized gains/losses on investments (385,192) 19,602,765
Change in net assets resulting from operations $ 736,698 $ 20,937,625

Statements of Operations - continued
For the Six Months Ended 30 June, 2025 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
Investment Income:
Dividend income $ 3,598,781 $ 2,859,920
Interest income 5,974 460
Foreign tax withholding (5,664) (413,135)
Total Income 3,599,091 2,447,245
Expenses:
Investment advisory fees 674,280 383,187
Total Expenses 674,280 383,187
Net Investment Income (Loss) 2,924,811 2,064,058
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions (293,426) 2,565,472
Net realized gains (losses) from in-kind transactions 6,396,058 1,245,637
Net realized gains (losses) from futures contracts (140,629) 59,296
Net change in unrealized appreciation/depreciation on investments and foreign currency translations 7,632,079 21,274,306
Net change in unrealized appreciation/depreciation on futures contracts 53,957 28,415
Net realized/unrealized gains on investments 13,648,039 25,173,126
Change in net assets resulting from operations $ 16,572,850 $ 27,237,184

Statements of Operations - continued
For the Six Months Ended 30 June, 2025 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Large/Mid Cap
Core Enhanced ETF
Timothy Plan High
Dividend Stock
Enhanced ETF
Investment Income:
Dividend income $ 342,079 $ 644,541
Interest income 805 1,073
Foreign tax withholding (526) (1,245)
Total Income 342,358 644,369
Expenses:
Investment advisory fees 122,812 124,012
Total Expenses 122,812 124,012
Net Investment Income (Loss) 219,546 520,357
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments (180,623) (70,570)
Net realized gains (losses) from in-kind transactions 1,664,481 519,272
Net realized gains (losses) from futures contracts (55,144) (48,507)
Net change in unrealized appreciation/depreciation on investments (5,926,207) (2,472,611)
Net change in unrealized appreciation/depreciation on futures contracts 9,637 9,637
Net realized/unrealized losses on investments (4,487,856) (2,062,779)
Change in net assets resulting from operations $ (4,268,310) $ (1,542,422)

Statements of Operations - continued
For the Six Months Ended 30 June, 2025 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan
Market Neutral
ETF
Investment Income:
Dividend income $ 860,789
Interest income 54,386
Foreign tax withholding (52,824)
Total Income 862,351
Expenses:
Investment advisory fees 106,803
Total Expenses 106,803
Net Investment Income (Loss) 755,548
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions 108,658
Net realized gains (losses) from in-kind transactions 1,474,426
Net realized gains (losses) from futures contracts 726,954
Net change in unrealized appreciation/depreciation on investments and foreign currency translations 21,184
Net change in unrealized appreciation/depreciation on futures contracts (1,576,327)
Net realized/unrealized gains on investments 754,895
Change in net assets resulting from operations $ 1,510,443

Statements of Changes in Net Assets
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core
ETF
Timothy Plan US Large/Mid Cap
Core ETF
For the
Six
Months
Ended
June 30,
2025
For the
Year
Ended
December 31,
2024
For the
Six
Months
Ended
June 30,
2025
For the
Year
Ended
December 31,
2024
(Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 1,121,890 $ 1,388,981 $ 1,334,860 $ 2,158,844
Net realized gains (losses)   (881,583) 8,320,708 12,704,217 24,287,300
Net change in unrealized appreciation/depreciation   496,391 5,473,764 6,898,548 2,175,741
Change in net assets resulting from operations 736,698 15,183,453 20,937,625 28,621,885
Distributions to Shareholders:
Distributions (943,313) (1,405,308) (1,220,153) (2,166,878)
Change in net assets resulting from distributions to
shareholders (943,313) (1,405,308) (1,220,153) (2,166,878)
Change in net assets resulting from capital transactions 37,710,954 53,511,526 17,915,638 4,392,539
Change in net assets 37,504,339 67,289,671 37,633,110 30,847,546
Net Assets:
Beginning of period 169,765,980 102,476,309 267,798,092 236,950,546
End of period $ 207,270,319 $ 169,765,980 $ 305,431,202 $ 267,798,092
Capital Transactions:
Proceeds from shares issued $ 48,976,861 $ 105,385,140 $ 71,992,301 $ 104,545,272
Cost of shares redeemed (11,265,907) (51,873,614) (54,076,663) (100,152,733)
Change in net assets resulting from capital transactions $ 37,710,954 $ 53,511,526 $ 17,915,638 $ 4,392,539
Share Transactions:
Issued 1,300,000 2,850,000 1,800,000 2,500,000
Redeemed (300,000) (1,400,000) (1,250,000) (2,450,000)
Change in Shares 1,000,000 1,450,000 550,000 50,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock
ETF Timothy Plan International ETF
For the
Six
Months
Ended
June 30,
2025
For the
Year
Ended
December 31,
2024
For the
Six
Months
Ended
June 30,
2025
For the
Year
Ended
December 31,
2024
(Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 2,924,811 $ 5,053,344 $ 2,064,058 $ 2,522,846
Net realized gains (losses)   5,962,003 25,709,883 3,870,405 1,286,683
Net change in unrealized appreciation/depreciation   7,686,036 (5,090,448) 21,302,721 (981,027)
Change in net assets resulting from operations 16,572,850 25,672,779 27,237,184 2,828,502
Distributions to Shareholders:
Distributions (2,783,192) (4,895,565) (2,089,537) (3,111,526)
Change in net assets resulting from distributions to
shareholders (2,783,192) (4,895,565) (2,089,537) (3,111,526)
Change in net assets resulting from capital transactions 48,905,764 (11,443,891) 10,901,954 14,606,623
Change in net assets 62,695,422 9,333,323 36,049,601 14,323,599
Net Assets:
Beginning of period 238,131,671 228,798,348 112,124,993 97,801,394
End of period $ 300,827,093 $ 238,131,671 $ 148,174,594 $ 112,124,993
Capital Transactions:
Proceeds from shares issued $ 87,558,945 $ 138,750,959 $ 16,390,398 $ 14,606,623
Cost of shares redeemed (38,653,181) (150,194,850) (5,488,444) —
Change in net assets resulting from capital transactions $ 48,905,764 $ (11,443,891) $ 10,901,954 $ 14,606,623
Share Transactions:
Issued 2,450,000 3,850,000 550,000 550,000
Redeemed (1,050,000) (4,200,000) (200,000) —
Change in Shares 1,400,000 (350,000) 350,000 550,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap
Core Enhanced ETF
Timothy Plan High Dividend Stock
Enhanced ETF
For the
Six
Months
Ended
June 30,
2025
For the
Year
Ended
December 31,
2024
For the
Six
Months
Ended
June 30,
2025
For the
Year
Ended
December 31,
2024
(Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 219,546 $ 630,430 $ 520,357 $ 1,468,033
Net realized gains (losses)   1,428,714 5,783,016 400,195 6,369,437
Net change in unrealized appreciation/depreciation   (5,916,570) 1,651,669 (2,462,974) (281,817)
Change in net assets resulting from operations (4,268,310) 8,065,115 (1,542,422) 7,555,653
Distributions to Shareholders:
Distributions (270,959) (633,632) (638,435) (1,413,960)
Change in net assets resulting from distributions to
shareholders (270,959) (633,632) (638,435) (1,413,960)
Change in net assets resulting from capital transactions (48,443,482) 4,774,464 (37,208,580) (8,355,308)
Change in net assets (52,982,751) 12,205,947 (39,389,437) (2,213,615)
Net Assets:
Beginning of period 70,383,119 58,177,172 64,550,447 66,764,062
End of period $ 17,400,368 $ 70,383,119 $ 25,161,010 $ 64,550,447
Capital Transactions:
Proceeds from shares issued $ — $ 24,141,386 $ — $ 17,354,716
Cost of shares redeemed (48,443,482) (19,366,922) (37,208,580) (25,710,024)
Change in net assets resulting from capital transactions $ (48,443,482) $ 4,774,464 $ (37,208,580) $ (8,355,308)
Share Transactions:
Issued — 950,000 — 700,000
Redeemed (2,100,000) (750,000) (1,600,000) (1,050,000)
Change in Shares (2,100,000) 200,000 (1,600,000) (350,000)

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan Market Neutral ETF
For the
Six
Months
Ended
June 30,
2025
For the
Year
Ended
December 31,
2024
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 755,548 $ 1,559,850
Net realized gains (losses)   2,310,038 (3,636,037)
Net change in unrealized appreciation/depreciation   (1,555,143) 2,803,320
Change in net assets resulting from operations 1,510,443 727,133
Distributions to Shareholders:
Distributions (669,556) (1,688,176)
Change in net assets resulting from distributions to shareholders (669,556) (1,688,176)
Change in net assets resulting from capital transactions (11,848,671) 8,257,471
Change in net assets (11,007,784) 7,296,428
Net Assets:
Beginning of period 41,703,293 34,406,865
End of period $ 30,695,509 $ 41,703,293
Capital Transactions:
Proceeds from shares issued $ — $ 9,680,975
Cost of shares redeemed (11,848,671) (1,423,504)
Change in net assets resulting from capital transactions $ (11,848,671) $ 8,257,471
Share Transactions:
Issued — 410,000
Redeemed (500,000) (60,000)
Change in Shares (500,000) 350,000

Financial Highlights
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core ETF
For the Six
Months
Ended
June 30, 2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period $ 39.03 $ 35.34 $ 30.39 $ 35.49 $ 27.71 $ 25.55
Investment Activities:
Net Investment Income (Loss)
(a)
0.23 0.38 0.36 0.34 0.40 0.32
Net Realized and Unrealized Gains (Losses) on
Investments (0.33) 3.69 4.97 (5.11) 7.78 2.15
Total from Investment Activities (0.10) 4.07 5.33 (4.77) 8.18 2.47
Distributions to Shareholders:
Net Investment Income (0.19) (0.38) (0.38) (0.33) (0.40) (0.31)
Total Distributions (0.19) (0.38) (0.38) (0.33) (0.40) (0.31)
Net Asset Value, End of Period $ 38.74 $ 39.03 $ 35.34 $ 30.39 $ 35.49 $ 27.71
Total Return
(b)(c)
(0.22%) 11.57% 17.64% (13.45%) 29.62% 9.99%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0.52% 0.52% 0.52% 0.52% 0.52% 0.52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
1 .22% 1.02% 1.13% 1.09% 1.20% 1.45%
Net Assets, End of Period (000's) $ 207,270 $ 169,766 $ 102,476 $ 71,422 $ 56,792 $ 31,869
Portfolio Turnover
(b)(e)
23% 44% 60% 59% 57% 78%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap Core ETF
For the Six
Months
Ended
June 30, 2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period $ 42.85 $ 38.22 $ 33.47 $ 38.65 $ 30.93 $ 27.23
Investment Activities:
Net Investment Income (Loss)
(a)
0.20 0.37 0.36 0.35 0.24 0.23
Net Realized and Unrealized Gains (Losses) on
Investments 2.06 4.64 4.73 (5.17) 7.72 3.72
Total from Investment Activities 2.26 5.01 5.09 (4.82) 7.96 3.95
Distributions to Shareholders:
Net Investment Income (0.19) (0.38) (0.34) (0.36) (0.24) (0.25)
Total Distributions (0.19) (0.38) (0.34) (0.36) (0.24) (0.25)
Net Asset Value, End of Period $ 44.92 $ 42.85 $ 38.22 $ 33.47 $ 38.65 $ 30.93
Total Return
(b)(c)
5.29% 13.12% 15.30% (12.48%) 25.82% 14.67%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0.52% 0.52% 0.52% 0.52% 0.52% 0.52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
0.96% 0.90% 1.03% 1.02% 0.69% 0.88%
Net Assets, End of Period (000's) $ 305,431 $ 267,798 $ 236,951 $ 179,060 $ 168,140 $ 163,904
Portfolio Turnover
(b)(e)
18% 25% 30% 26% 27% 45%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock ETF
For the Six
Months
Ended
June 30, 2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period $ 36.36 $ 33.16 $ 31.13 $ 32.49 $ 25.88 $ 26.89
Investment Activities:
Net Investment Income (Loss)
(a)
0.41 0.77 0.75 0.73 0.61 0.57
Net Realized and Unrealized Gains (Losses) on
Investments 1.46 3.19 2.01 (1.35) 6.60 (0.96)
Total from Investment Activities 1.87 3.96 2.76 (0.62) 7.21 (0.39)
Distributions to Shareholders:
Net Investment Income (0.39) (0.76) (0.73) (0.74) (0.60) (0.62)
Total Distributions (0.39) (0.76) (0.73) (0.74) (0.60) (0.62)
Net Asset Value, End of Period $ 37.84 $ 36.36 $ 33.16 $ 31.13 $ 32.49 $ 25.88
Total Return
(b)(c)
5.20% 11.99% 9.03% (1.88%) 28.10% (1.17%)
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0.52% 0.52% 0.52% 0.52% 0.52% 0.52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
2.25% 2.15% 2.39% 2.32% 2.07% 2.45%
Net Assets, End of Period (000's) $ 300,827 $ 238,132 $ 228,798 $ 178,986 $ 131,582 $ 122,911
Portfolio Turnover
(b)(e)
24% 34% 41% 42% 43% 68%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan International ETF
For the Six
Months
Ended
June 30, 2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period $ 26.38 $ 26.43 $ 23.30 $ 29.06 $ 26.98 $ 25.58
Investment Activities:
Net Investment Income (Loss)
(a)
0.48 0.63 0.64 0.66 0.56 0.47
Net Realized and Unrealized Gains (Losses) on
Investments 5.83 0.11 3.12 (5.82) 2.21 1.40
Total from Investment Activities 6.31 0.74 3.76 (5.16) 2.77 1.87
Distributions to Shareholders:
Net Investment Income (0.48) (0.79) (0.63) (0.60) (0.69) (0.47)
Total Distributions (0.48) (0.79) (0.63) (0.60) (0.69) (0.47)
Net Asset Value, End of Period $ 32.21 $ 26.38 $ 26.43 $ 23.30 $ 29.06 $ 26.98
Total Return
(b)(c)
24 .12% 2.77% 16.41% (17.80%) 10.34% 7.66%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0.62% 0.62% 0.62% 0.62% 0.62% 0.62%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
3.33% 2.34% 2.60% 2.72% 1.94% 1.98%
Net Assets, End of Period (000's) $ 148,175 $ 112,125 $ 97,801 $ 76,875 $ 82,827 $ 71,500
Portfolio Turnover
(b)(e)
16% 35% 34% 39% 42% 63%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap Core Enhanced ETF
For the Six
Months
Ended
June 30, 2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the period
July 29, 2021
(a)
to December
31, 2021
(Unaudited)
Net Asset Value, Beginning of Period $ 25.59 $ 22.81 $ 23.75 $ 27.19 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.12 0.23 0.38 0.25 0.11
Net Realized and Unrealized Gains (Losses) on
Investments 1.21 2.77 (0.96) (3.40) 2.16
Total from Investment Activities 1.33 3.00 (0.58) (3.15) 2.27
Distributions to Shareholders:
Net Investment Income (0.15) (0.22) (0.36) (0.28) (0.08)
Return of Capital — — — (0.01) —
Total Distributions (0.15) (0.22) (0.36) (0.29) (0.08)
Net Asset Value, End of Period $ 26.77 $ 25.59 $ 22.81 $ 23.75 $ 27.19
Total Return
(c)(d)
5.20% 13.18% (2.40%) (11.58%) 9.09%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(e)
0.52% 0.52% 0.52%
(f)
0.52% 0.51%
Ratio of Net Investment Income (Loss) to Average Net
Assets
(e)
0.94% 0.91% 1.69% 1.05% 1.00%
Net Assets, End of Period (000's) $ 17,400 $ 70,383 $ 58,177 $ 70,060 $ 69,327
Portfolio Turnover
(c)(g)
9% 29%
(h)
302%
( i )
155%
( i )
13%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
(i) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock Enhanced ETF
For the Six
Months
Ended
June 30, 2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the period
July 29, 2021
(a)
to December
31, 2021
(Unaudited)
Net Asset Value, Beginning of Period $ 24.83 $ 22.63 $ 23.47 $ 26.90 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.27 0.53 0.60 0.60 0.28
Net Realized and Unrealized Gains (Losses) on
Investments 0.38 2.18 (0.88) (3.37) 1.86
Total from Investment Activities 0.65 2.71 (0.28) (2.77) 2.14
Distributions to Shareholders:
Net Investment Income (0.32) (0.51) (0.56) (0.66) (0.24)
Total Distributions (0.32) (0.51) (0.56) (0.66) (0.24)
Net Asset Value, End of Period $ 25.16 $ 24.83 $ 22.63 $ 23.47 $ 26.90
Total Return
(c)(d)
2.66% 12.01% (1.17%) (10.44%) 8.59%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(e)
0.52% 0.52% 0.52%
(f)
0.52% 0.51%
Ratio of Net Investment Income (Loss) to Average Net
Assets
(e)
2.19% 2.18% 2.60% 2.39% 2.50%
Net Assets, End of Period (000's) $ 25,161 $ 64,550 $ 66,764 $ 68,055 $ 47,081
Portfolio Turnover
(c)(g)
64% 39%
(h)
209% 191%
( i )
16%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
(i) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan Market Neutral ETF
For the Six
Months
Ended
June 30, 2025
For the
Year Ended
December 31,
2024
For the period
January 25,
2023
(a)
to
December 31,
2023
(Unaudited)
Net Asset Value, Beginning of Period $ 23.56 $ 24.23 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.55 0.93 1.01
Net Realized and Unrealized Gains (Losses) on Investments 0.56 (0.62) 0.31
Total from Investment Activities 1.11 0.31 1.32
Distributions to Shareholders:
Net Investment Income (0.50) (0.98) (1.06)
Net Realized Gains From Investments — — (1.03)
Total Distributions (0.50) (0.98) (2.09)
Net Asset Value, End of Period $ 24.17 $ 23.56 $ 24.23
Total Return
(c)(d)
4.76% 1.39% 5.46%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(e)
0.65% 0.65% 0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets
(e)
4.61% 3.94% 4.37%
Net Assets, End of Period (000's) $ 30,696 $ 41,703 $ 34,407
Portfolio Turnover
(c)(f)
19% 35%
(g)
112%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Excludes impact of in-kind transactions.
(g) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Notes to Financial Statements
June 30, 2025 (Unaudited)
Timothy Plan

1. ORGANIZATION:
The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The
Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—
Investment Companies.” The Trust is comprised of multiple series funds, seven of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.
The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US
Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan
International ETF (“International ETF”), Timothy Plan US Large/Mid Cap Core Enhanced ETF (“US Large/Mid Cap Core Enhanced ETF”), Timothy
Plan High Dividend Stock Enhanced ETF (“High Dividend Stock Enhanced ETF”) and Timothy Plan Market Neutral ETF (“Market Neutral ETF”)
(individually, a “Fund” and collectively, the “Funds”). The Funds, except for the Market Neutral ETF, seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid
Cap Core ETF, High Dividend Stock ETF, International ETF, US Large/Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF are
the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High
Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted BRI Index, Victory US Large/Mid Cap Long/Cash Volatility
Wtd BRI Index, and Victory US Large Cap High Div Long/Cash Vol Wtd BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The Market Neutral ETF seeks to provide high current income and low correlation to stocks and bonds.
Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under
GAAP that are applicable to investment companies.
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the
Exchange at market prices that may be below, at, or above NAV.
Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant
is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of
the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation
Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.
The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of
Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the
Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital
Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.
Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.
The Transaction Fees for each Fund are listed below:
* As a percentage of the amount invested.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
Portfolio securities listed or traded on securities exchanges including, common stocks, warrants and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.
These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by valuation designee and under the general supervision and oversight of the Trust’s Board. These valuations
Fee for In-Kind and
Cash Purchases
and Redemptions
Maximum
Additional Variable
Charge for Cash
Purchases and
Redemptions*
US Small Cap Core ETF $250 2.00%
US Large/Mid Cap Core ETF $500 2.00%
High Dividend Stock ETF $250 2.00%
International ETF $4,500 2.00%
US Large/Mid Cap Core Enhanced ETF $500 2.00%
High Dividend Stock Enhanced ETF $250 2.00%
Market Neutral ETF $250 2.00%

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.
A summary of the valuations as of June 30, 2025 , based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:
US Small Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 206,553,650 $ – $ – $ 206,553,650
Total 206,553,650 – – 206,553,650
Other Financial Instruments*
Assets:
Futures Contracts 17,39 5 – – 17,39 5
Total $ 17,39 5 $ – $ – $ 17,39 5
US Large/Mid Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 304,639,399 $ – $ – $ 304,639,399
Total 304,639,399 – – 304,639,399
Other Financial Instruments*
Assets:
Futures Contracts 20,009 – – 20,009
Total $ 20,009 $ – $ – $ 20,009
High Dividend Stock ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 299,722,717 $ – $ – $ 299,722,717
Total 299,722,717 – – 299,722,717
Other Financial Instruments*
Assets:
Futures Contracts 21,030 – – 21,030
Total $ 21,030 $ – $ – $ 21,030
International ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 146,692,713 $ – $ – $ 146,692,713
Warrants $ – $ – $ –(a) $ –
Total 146,692,713 – – 146,692,713
Other Financial Instruments*
Assets:

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

As of June 30, 2025 , there were no transfers into/out of Level 3. Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, no additional disclosures are necessary for the period ended June 30, 2025 .
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets
Futures Contracts 15,906 – – 15,906
Total $ 15,906 $ – $ – $ 15,906
US Large/Mid Cap Core Enhanced ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 17,330,432 $ – $ – $ 17,330,432
Investment Companies $ 62,460 $ – $ – $ 62,460
Total 17,392,892 – – 17,392,892
High Dividend Stock Enhanced ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 25,028,388 $ – $ – $ 25,028,388
Investment Companies $ 113,855 $ – $ – $ 113,855
Total 25,142,243 – – 25,142,243
Market Neutral ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 28,070,032 $ – $ – $ 28,070,032
Total 28,070,032 – – 28,070,032
Other Financial Instruments*
Assets:
Futures Contracts 1,289,640 – – 1,289,640
Liabilities:
Futures Contracts (1,755,609) – – (1,755,609)
Total $ (465,969) $ – $ – $ (465,969)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value.

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Futures Contracts:
During the period ended June 30, 2025 , the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin.
The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized and unrealized gains and losses are reported as “Net realized gains/(losses) from futures transactions” and “Net change in unrealized appreciation/depreciation on futures contracts”, respectively, on the Statements of Operations.
Average Notional Value
The table below summarizes the monthly average notional value of futures contracts for the period ended June 30, 2025 .
Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure,
Average Notional Value
Fund
Long Short
US Small Cap Core ETF $ 636,358 $ —
US Large/Mid Cap Core ETF 838,294 —
High Dividend Stock ETF 984,235 —
International ETF 571,063 —
US Large/Mid Cap Core Enhanced ETF 147,365 —
High Dividend Stock Enhanced ETF 147,365 —
Market Neutral ETF 29,706,433 58,604,748

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

as of June 30, 2025 :
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2025
:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Dividends to Shareholders:
Dividends from net investment income, if any, are declared and paid monthly by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by each Fund.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Assets Liabilities
Fund
Variation Margin
Receivable on Open
Futures Contracts*
Variation Margin
Payable on Open
Futures Contracts*
Equity Risk Exposure
– –
US Small Cap Core ETF $ 17,395 $ –
US Large/Mid Cap Core ETF 20,009 –
High Dividend Stock ETF 21,030 –
International ETF 15,906 –
Market Neutral ETF – 465,969
Fund
Net realized gains (losses)
from futures transactions
Net Change in
unrealized appreciation
(depreciation) on
futures transactions
Equity Risk Exposure:
– –
US Small Cap Core ETF $ (142,128) $ 42,804
US Large/Mid Cap Core ETF (96,717) 58,974
High Dividend Stock ETF (140,629) 53,957
International ETF 59,296 28,415
US Large/Mid Cap Core Enhanced ETF (55,144) –
High Dividend Stock Enhanced ETF (48,507) 9,637
Market Neutral ETF 726,954 –

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.
As of and during the period ended June 30, 2025 , the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
3. PURCHASES AND SALES OF SECURITIES:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended
June
30, 2025, were as follows:
 For the period ended June 30, 2025 , there were no purchases or sales of U.S. Government Securities.
4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:
Timothy Partners, Ltd (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment
Advisory Agreement. Subject always to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the
Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’
expenses to be paid and to compensate the Advisor for providing services for the Funds. US Small Cap Core ETF, US Large/Mid Cap Core ETF,
High Dividend Stock ETF, High Dividend Stock Enhanced ETF, and US Large/Mid Cap Core Enhanced ETF pay a Management Fee equivalent to
0.52%, International ETF pays a Management Fee equivalent to 0.62%, and Market Neutral ETF pays a Management Fee equivalent to 0.65%
of the Fund’s average daily net assets, computed daily and paid monthly.
Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.
Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the
Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a
Services Agreement with the Trust.
Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.
Drake Compliance LLC provides compliance services to the Trust.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.
Excluding in-kind transactions Associated with in-kind transactions
Fund
Purchases Sales Purchases Sales
US Small Cap Core ETF $ 43,928,961 $ 43,761,760 $ 48,735,457 $ 11,211,307
US Large/Mid Cap Core ETF 52,249,661 51,701,788 71,787,201 53,875,309
High Dividend Stock ETF 62,184,306 61,676,821 87,188,269 38,497,080
International ETF 20,158,046 19,620,838 15,219,014 5,112,442
US Large/Mid Cap Core Enhanced ETF 4,619,627 4,393,047 — 48,439,539
High Dividend Stock Enhanced ETF 29,270,642 29,307,397 — 37,093,016
Market Neutral ETF 5,654,715 5,756,577 — 9,825,363

Notes to Financial Statements - continued

June 30, 2025 (Unaudited)

Timothy Plan

5. INVESTMENT RISKS:

The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks.

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

	US Small Cap Core ETF	US Large/Mid Cap Core ETF	High Dividend Stock ETF	International ETF	US Large/Mid Cap Core Enhanced ETF	High Dividend Stock Enhanced ETF	Market Neutral ETF
Excluded Security Risk	X	X	X	X	X	X
Index Risk	X	X	X	X	X	X
Large-Capitalization Stock Risk		X	X		X	X	X
Mid-Capitalization Stock Risk		X	X		X	X
Small Company Risk	X						X
Fixed Income Risk					X	X
Foreign Securities Risk				X			X

Excluded Security Risk

Because the Index omits Excluded Securities, the Funds may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Funds may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes between these dates.

Index Risk

There is no guarantee that the Funds’ investment results will have a high degree of correlation to those of the respective Underlying Index or that the Funds will achieve their investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on the Funds’ ability to adjust their exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Large-Capitalization Stock Risk

The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Mid-Capitalization Stock Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

Small Company Risk
Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolios may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.
Fixed Income Risk
The value of the Funds’ direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Foreign Securities Risk
Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments.
Foreign securities could be affected by factors not present in the U.S. including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
 6. FEDERAL INCOME TAX INFORMATION:
The tax characteristics of distributions paid to shareholders during the year/period ended December 31, 2024 were as follows:
At December 31, 2024 , the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.
CLCFs not subject to expiration:
As of December 31 , 2024 , the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net
Year Ended December 31, 2024
Distributions Paid From:
Fund
Ordinary
Income
Net Long-Term
Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total Distributions
Paid
*
US Small Cap Core ETF $ 1,405,308 $ — $ 1,405,308 $ — $ — $ 1,405,308
US Large/Mid Cap Core ETF 2,166,878 — 2,166,878 — — 2,166,878
High Dividend Stock ETF 4,895,565 — 4,895,565 — — 4,895,565
International ETF 3,111,526 — 3,111,526 — — 3,111,526
US Large/Mid Cap Core Enhanced
ETF 633,632 — 633,632 — — 633,632
High Dividend Stock Enhanced ETF 1,413,960 — 1,413,960 — — 1,413,960
Market Neutral ETF 1,688,176 — 1,688,176 — — 1,688,176
* Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Fund
Short-Term
Amount
Long-Term
Amount Total
US Small Cap Core ETF $ (12,849,415) $ (7,288,580) $ (20,137,995)
US Large/Mid Cap Core ETF (13,673,827) (14,281,333) (27,955,160)
High Dividend Stock ETF (15,152,605) (12,452,435) (27,605,040)
International ETF (4,111,567) (5,675,713) (9,787,280)
US Large/Mid Cap Core Enhanced ETF (9,724,185) (2,763,501) (12,487,686)
High Dividend Stock Enhanced ETF (11,217,103) (590,285) (11,807,388)
Market Neutral ETF (2,435,242) (3,723,977) (6,159,219)

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

unrealized appreciation (depreciation) for investments were as follows:
7. SEGMENT REPORTING:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280):
Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
8. SUBSEQUENT EVENTS:
Management has evaluated subsequent events through the date these financial statements were issued.
Market Neutral ETF Liquidation
On May 30, 2025, on the recommendation of Timothy Partners, Ltd., the Trust’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Market Neutral ETF (the “Fund”). The Fund will create and redeem creation units through July 22, 2025, which will also be the last day of trading of the Fund’s shares on the NYSE Arca, Inc., the Fund’s principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about July 29, 2025, (the “Liquidation Date”).
Tax-Free Merger/Reorganization
On July 25, 2025, at the recommendation of Timothy Partners, Ltd., the Trust’s investment adviser, the Board of Trustees of The Timothy Plan
(the “Trust”) approved the tax-free merger of the Timothy Plan US Large/Mid Cap Core Enhanced ETF (the “Acquired Fund”) into the Timothy
Plan US Large/Mid Cap Core ETF (the “Acquiring Fund”) and the merger of the Timothy Plan High Dividend Stock Enhanced ETF (the “Acquired
Fund”) into the Timothy Plan High Dividend ETF (the “Acquiring Fund”) each a series of the Trust (each of the Acquired Fund and Acquiring
Fund may be referred to as a “Fund,” and together, the “Funds”) (the “Reorganization”). The Acquired Funds and the Acquiring Funds are
each index funds and have similar, but not identical, principal investment strategies. The Funds are managed by the same investment adviser, investment sub-adviser and portfolio managers. The Reorganization is expected to occur on or about October 3, 2025.
Distributions
Subsequent to June 30, 2025, the Funds paid a distribution from ordinary income for the following amounts:
Fund
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Small Cap Core ETF $ 150,988,840 $ 24,003,355 $ (5,843,988) $ 18,159,367
US Large/Mid Cap Core ETF 232,489,040 42,868,914 (8,842,357) 34,026,557
High Dividend Stock ETF 225,976,647 22,400,740 (11,588,055) 10,812,685
International ETF 103,287,049 15,005,571 (7,264,011) 7,741,560
US Large/Mid Cap Core Enhanced ETF 65,977,692 9,354,103 (5,014,255) 4,339,848
High Dividend Stock Enhanced ETF 63,134,650 6,622,283 (5,330,594) 1,291,689
Market Neutral ETF 34,404,664 3,861,770 (1,881,163) 1,980,607

Notes to Financial Statements - continued
June 30, 2025 (Unaudited)
Timothy Plan

Fund
7/10/2025 8/6/2025
US Small Cap Core ETF $ 203,225 $ 36,281
US Large/Mid Cap Core ETF 208,644 60,472
High Dividend Stock ETF 489,489 247,096
International ETF 273,659 7,868
US Large/Mid Cap Core Enhanced ETF 12,650 3,595
High Dividend Stock Enhanced ETF 42,028 21,082
Market Neutral ETF 129,197 N/A

Approval of Investment Advisory and Sub-Advisory Agreement
June 30, 2025
Timothy Plan

Investment Advisory Agre ement between the Trust and Timothy Partners, Ltd. (“TPL”)
At an in-person meeting held on February 20, 2025, the Trustees considered the Investment
Advisory Agreement between the Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”) for the
U.S. Large Cap Core ETF, High Dividend Yield ETF, U.S. Small Cap Core ETF, Market Neutral ETF,
International ETF, U.S. Large/Mid Core Enhanced ETF and High Dividend Stock Enhanced ETF
(each, a “Fund” and together, the “Funds”). Fund counsel reviewed the standards of review required of
Trustees, and Independent Trustees in particular, with respect to the renewal of advisory and sub-advisory agreements.
The Trustees reviewed the 2025 Annual Investment Advisory Agreement Renewal Questionnaire
responses provided by TPL and the materials provided by the Advisor in support of the continuance of the Investment Advisory Agreement, including, including, among other things, the Advisor’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding the Advisor’s key personnel and brokerage policies, and comparative expense and performance information. The
Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Advisory Agreement.
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by the Advisor. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that the Advisor has a staff of skilled investment professionals who provide research and monitoring services to the Funds and determined that the Advisor possesses adequate resources to manage the Funds. The Trustees also considered the
Advisor’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees also considered the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus. The
Trustees noted that the Advisor had managed the Funds since their inceptions, had implemented and provided continuous monitoring of the Biblically Responsible Investing (“BRI”) screens utilized by the
Trust, oversaw and monitored the ongoing activities of the Funds’ sub-advisor, and provided general management services to the Trust.
The Trustees next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment manager of the Funds. The Trustees noted that comprehensive performance information had been provided for each Fund at each Trustees’ Meeting, and the Trustees incorporated that information into their considerations. The Board noted that each of the Funds has a strategy to track a specific benchmark and they considered how the performance of each Fund compared to such Fund’s respective benchmark and peer group while acknowledging that the BRI screening process employed by the Advisor disqualified a number of issuers that constituted major components of the
Funds’ benchmark indices and did not apply to the funds in the peer groups. After review of the Funds’
performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that the Advisor was performing its responsibilities in a professional manner.
The Trustees next reviewed the contractual investment advisory fee rates payable by the Funds, noting that each Fund has a unitary management fee. As a part of their review, the Trustees considered each Fund’s unitary management fee and total expense ratio compared to similar funds. The Trustees

Approval of Investment Advisory and Sub-Advisory Agreement - continued
June 30, 2025
Timothy Plan

considered the fees charged by the Advisor in light of the services provided to the Funds by the Advisor, the unique nature of the Funds and their BRI screening requirements, and the Advisor’s role as a manager of managers. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by the Advisor for each Fund were not as low as some of its competitors with similar screens, but the fees were not as high or higher than other competitors. The
Trustees concluded that the fees were not so high as to fall outside the range of fees negotiated at arm’s length. After review of the facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by the Advisor were fair and reasonable in light of the services provided to the Funds.
The Trustees also discussed the Advisor’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Trustees noted that the current fee structure did not include breakpoints that would reduce the Advisor’s fee rate as the Funds grow in assets, but the Trustees noted that the Funds currently were not large enough to realize meaningful economies of scale.
The Trustees then reviewed the internal operations of the Advisor and examined whether the
Advisor received any ancillary benefits from its relationship with the Trust. The Trustees noted that the
Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any material ancillary benefits or profits deriving from its relationship with the Funds other than advisory fees.
After full consideration of the above factors as well as other factors, the Board, with the
Independent Trustees voting separately, unanimously concluded that approval of the continuance of the
Investment Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions .. Further, the Independent Trustees were advised by counsel during their consideration of the Advisory Agreement renewal and the Sub-Advisor Agreement renewals.
Victory Capital Management, Inc. ;  Sub-Advisor to each of the Funds.
The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Victory
Capital Management, Inc. (“Victory”), on behalf of each Fund. The Trustees reviewed the 2025 Annual
Investment Sub-Advisory Agreement Renewal Questionnaire for Victory and reviewed the materials provided by Victory in support of the continuance of the Investment Sub-Advisory Agreement (the
“Sub-Advisory Agreement”), including, among other things, Victory’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Victory’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Sub-Advisory
Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund by Victory. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Victory has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that Victory possesses adequate resources to manage the Funds. The Trustees also considered
Victory’s compliance program and noted the resources it has dedicated towards compliance, including

Approval of Investment Advisory and Sub-Advisory Agreement - continued
June 30, 2025
Timothy Plan

providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of the Funds and Victory’s performance in managing the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees
Meeting, and the Trustees incorporated that information into their considerations. As each Fund is an index-based ETF, the Board additionally reviewed information regarding each Fund’s performance as compared to its respective underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for index-based
Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The
Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. After reviewing each Fund’s performance over time, the Trustees concluded that the Funds’ performance was satisfactory, and that Victory was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Victory were paid by the Advisor out of the unitary management fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Advisor by each Fund in light of the services provided by Victory. After full and careful consideration, the Trustees agreed that the fees charged by Victory and paid out of the fees received by the Advisor were fair and reasonable in light of the services provided by Victory. The Independent Trustees considered the economies of scale and decided that this particular factor was not relevant with respect to the Sub-Advisory Agreement because
Victory was paid out of the fees paid to Advisor. The Independent Trustees also considered any “fallout”
benefits to Victory with respect to the Fund. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Sub-Advisory Agreement was in the best interest of each Fund and its shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the
Trustees’ decision to approve the continuation of the Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Visit our website at
etf.timothyplan.com
Call Timothy Plan at
800.846.7526
Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY.
You should consider
the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable – only for annual reports.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title)     /s/ Greg Ally
                                                                    Greg Ally, Treasurer and Principal Financial Officer

Date      September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Brian Mumbert
                                                                    Brian Mumbert, President and Principal Executive Officer
Date      September 5, 2025

By (Signature and Title)     /s/ Greg Ally
                                                                    Greg Ally, Treasurer and Principal Financial Officer
Date      September 5, 2025